Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Dec. 06, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Snap Interactive, Inc
Entity Central Index Key	0001355839
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2, or Amendment, to the Registration Statement on Form S-1 (File No. 333-172202), or the Registration Statement, of Snap Interactive, Inc., or the Company, is being filed pursuant to the undertakings in the Registration Statement to update and supplement the information contained in the Registration Statement, which was previously declared effective by the Securities and Exchange Commission, or the SEC, on April 8, 2011, as amended by Post-Effective Amendment No. 1 to the Registration Statement, which was previously declared effective by the SEC on May 2, 2012, or as amended, the Original Filing. For the convenience of the reader, this Amendment sets forth the Original Filing in its entirety, as amended by the Amendment. This Amendment is being filed to (i) incorporate certain information from the Company's Amendment No. 1 to Annual Report on Form 10-K/A that was filed with the SEC on December 7, 2012, and which included amended and restated consolidated financial statements, (ii) incorporate certain information from the Company's Quarterly Report on Form 10-Q that was filed with the SEC on December 10, 2012 and (iii) update certain other information contained in the Registration Statement. This Amendment amends the disclosure contained in Risk Factors, amends the disclosure contained in Management's Discussion and Analysis of Financial Statements and Supplementary Data, amends and restates the consolidated financial statements and related disclosure in Financial Statements and Supplementary Data and amends the disclosure contained in the Exhibit Index. This Amendment is being filed to properly account for certain features of the Company's common stock warrants that were issued in January 2011 in connection with an equity financing. The Company has determined that, as prescribed under Accounting Standards Codification 480, Distinguishing Liabilities from Equity, these warrants should have been classified as liabilities on the Company's Consolidated Balance Sheets because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders. The proper accounting for this warrant liability requires the liability to be recorded at fair value on the Company's Consolidated Balance Sheets, with corresponding changes in fair value to be recognized in earnings on the Company's Consolidated Statements of Operations in each subsequent period. For additional information regarding this restatement, see "Note 12. Restatement of Consolidated Financial Statements" in the Notes to the Consolidated Financial Statements below for the year ended December 31, 2011included in Financial Statements and Supplementary Data. No additional securities are being registered under this Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement. Accordingly, we hereby amend the Registration Statement by filing this Amendment, which relates to the registration of 4,250,000 shares of common stock, par value $0.001 per share, and 2,380,000 shares of common stock issuable upon the exercise of warrants, being registered for resale by the selling stockholders listed herein.
Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		43,805,261

Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 6,528,271	$ 2,397,828	$ 3,018,876
Restricted cash	105,000
Credit card holdback receivable	415,571	441,840	239,452
Accounts receivable, net of allowances and reserves of $42,292 and $184,964, respectively	410,846	480,190	185,585
Accrued interest receivable	5,907	5,907
Investments		6,481,205
Prepaid expense and other current assets	184,652	96,815	74,260
Total Current Assets	7,650,247	9,903,785	3,518,173
Fixed assets and intangible assets, net	573,548	578,463	89,506
Notes receivable	130,463	138,803
Security deposits		19,520	18,185
Total other assets		158,323	18,185
Total Assets	8,354,258	10,640,571	3,625,864
Current Liabilities
Accounts payable	1,158,898	1,027,841	497,303
Accrued expenses and other current liabilities	542,326	864,983	456,348
Deferred revenue	3,317,790	3,138,406	1,937,915
Convertible notes payable - related party			45,486
Accrued interest - related party			24,115
Total Current Liabilities	5,019,014	5,031,230	2,961,167
Long term deferred rent	44,938	61,640
Warrant liability	1,546,050	937,000
Commitments
Total Liabilities	6,610,002	6,029,870	2,961,167
Stockholders' Equity
Preferred Stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding
Common Stock, $0.001 par value, 100,000,000 shares authorized, 43,805,261, 38,580,261 and 33,210,756 shares issued, respectively, and 38,655,261, 38,580,261 and 33,210,756 shares outstanding, respectively	38,655	38,580	33,211
Additional paid-in capital	9,117,897	8,256,864	2,730,659
Accumulated deficit	(7,412,296)	(3,684,743)	(2,091,570)
Less: deferred compensation			(7,603)
Total Stockholders' Equity	1,744,256	4,610,701	664,697
Total Liabilities and Stockholders' Equity	$ 8,354,258	$ 10,640,571	$ 3,625,864

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Allowances for doubtful accounts	$ 42,292	$ 184,964
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	43,805,261	38,580,261	33,210,756
Common stock, shares outstanding	38,655,261	38,580,261	33,210,756

Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues
Subscription revenue	$ 4,304,763	$ 4,953,561	$ 15,001,709	$ 13,501,480	$ 18,781,368	$ 6,413,874
Advertising revenue	26,938	137,465	288,082	153,234	374,175	254,753
Revenue	4,331,701	5,091,026	15,289,791	13,654,714	19,155,543	6,668,627
Costs and expenses
Programming, hosting and technology expense	1,393,933	784,457	3,821,511	1,845,403	2,930,536	1,581,332
Compensation	593,153	568,816	2,033,312	988,843	1,633,670	1,108,137
Professional fees	156,354	110,863	488,580	399,280	558,136	159,352
Advertising and marketing	1,509,760	3,389,934	9,053,658	10,598,544	14,626,963	3,906,317
General and administrative	943,984	755,409	3,018,538	1,911,527	3,070,178	1,085,322
Total Costs and Expenses	4,597,184	5,609,479	18,415,599	15,743,597	22,819,483	7,840,460
Loss from Operations	(265,483)	(518,453)	(3,125,808)	(2,088,883)	(3,663,940)	(1,171,833)
Interest income, net	5,589	7,163	24,190	20,071
Interest expense					(2,418)	(3,732)
Mark-to-market adjustment on warrant liability	562,200	632,475	(609,050)	2,014,575	2,038,000
Other income (expense)			(16,885)	3,909	3,909	12,892
Interest income					31,276	8,199
Total Other Income (Expense)					2,070,767	17,359
Net income (loss) before income tax	302,306	121,185	(3,727,553)	(50,328)	(1,593,173)	(1,154,474)
Provision for Income Taxes						(12,596)
Net income (loss)	$ 302,306	$ 121,185	$ (3,727,553)	$ (50,328)	$ (1,593,173)	$ (1,167,070)
Net income (loss) per common share:
Basic	$ 0.01	$ 0	$ (0.1)	$ 0	$ (0.04)	$ (0.04)
Diluted	$ 0.01	$ 0	$ (0.1)	$ 0	$ (0.04)	$ (0.04)
Net Loss Per Share - Basic and diluted					$ (0.04)	$ (0.04)
Weighted average number of common shares used in calculating net income (loss) per common share:
Weighted average number of shares outstanding, Basic	38,593,304	37,718,256	38,584,641	37,484,089	37,619,208	33,053,030
Weighted average number of shares outstanding, Diluted	39,685,134	42,323,970	38,584,641	37,484,089	37,619,208	33,053,030
Weighted average number of shares outstanding during the period - Basic and diluted					37,619,208	33,053,030

Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (USD $)	Total USD ($)	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)	Preferred Stock	Deferred Compensation USD ($)
Balance at Dec. 31, 2009	$ 1,675,470	$ 32,629	$ 2,568,652	$ (924,500)		$ (1,311)
Balance, shares at Dec. 31, 2009		32,628,969
Deferred compensation realized	1,311					1,311
Stock issued for services to third parties	67,397	300	74,700			(7,603)
Shares issued for services to third party, (Shares)		300,000
Stock issued for services to employees	13,053	282	12,771
Shares issued for services to employees, (Shares)		281,787
Stock-based compensation expense for stock options	49,293		49,293
Stock-based compensation expense for restricted stock awards	25,243		25,243
Net income (loss)	(1,167,070)			(1,167,070)
Balance at Dec. 31, 2010	664,697	33,211	2,730,659	(2,091,570)		(7,603)
Balance, shares at Dec. 31, 2010		33,210,756
Deferred compensation realized	7,603					7,603
Stock issued for services to third parties	20,800	10	20,790
Shares issued for services to third party, (Shares)		10,000
Stock issued for services to employees		249	(249)
Shares issued for services to employees, (Shares)		248,848
Stock and warrants issued for cash ($2/Sh, less stock offering costs)	7,915,700	4,250	7,911,450
Stock and warrants issued for cash ($2/Sh, less stock offering costs), (Shares)		4,250,000
Stock issued in exchange for warrants ($2.50/sh, less stock offering costs)	88,125	38	88,087
Stock issued in exchange for warrants ($2.50/sh, less stock offering costs), (Shares)		37,500
Warrant liability	(2,975,000)		(2,975,000)
Stock issued in exchange for convertible note payable	71,959	823	71,136
Stock issued in exchange for convertible note payable, (Shares)		823,157
Stock-based compensation expense for stock options	321,281		321,281
Stock-based compensation expense for restricted stock awards	88,710		88,710
Net income (loss)	(1,593,173)			(1,593,173)
Balance at Dec. 31, 2011	4,610,701	38,580	8,256,864	(3,684,743)
Balance, shares at Dec. 31, 2011		38,580,261
Exercise of stock options for common stock	25,000	75	24,925
Exercise of stock options for ommon stock, shares		75,000
Stock-based compensation expense for stock options	600,613		600,613
Stock-based compensation expense for restricted stock awards	235,495		235,495
Net income (loss)	(3,727,553)			(3,727,553)
Balance at Sep. 30, 2012	$ 1,744,256	$ 38,655	$ 9,117,897	$ (7,412,296)
Balance, shares at Sep. 30, 2012		38,655,261

Condensed Consolidated Statement of Change In Stockholders Equity (Unaudited) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Statement Of Stockholders Equity [Abstract]
Stock and warrants issued for cash fair market value	$ 2
Shares issued in exchange for warrants fair market value	$ 2.5

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (3,727,553)	$ (50,328)	$ (1,593,173)	$ (1,167,070)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	112,509	22,977	51,180	18,674
Amortization of investment premium	6,205	4,795	8,734
Stock-based compensation expense	836,108	115,268	438,395	156,297
Mark-to-market adjustment on warrant liability	609,050	(2,014,575)	(2,038,000)
Deferred rent	(16,702)	40,475
Loss on disposal of fixed assets	16,885	453	453	720
Changes in operating assets and liabilities:
Restricted cash	(105,000)
Credit card holdback receivable	26,269	(205,953)	(202,388)	(224,456)
Accounts receivable	69,344	(281,221)	(356,177)	136,766
Accrued interest paid		(5,907)	(5,907)
Prepaid expense and other current assets	(87,837)	(19,732)	(22,554)	149,111
Security deposit	19,520	(1,335)	(1,335)	15,250
Accounts payable and accrued expenses and other current liabilities	(191,600)	573,474	1,062,381	400,844
Deferred revenue	179,384	887,929	1,200,491	1,656,866
Accrued interest payable - related party		2,019	2,358	2,692
Net cash used in operating activities	(2,253,418)	(931,661)	(1,455,542)	1,145,694
Cash flows from investing activities:
Purchase of fixed assets	(124,479)	(366,591)	(540,591)	(22,267)
Notes receivable issued to employees			(138,803)
Redemption (purchase) of short-term investments	6,475,000	(6,989,938)	500,000
Repayment (issuance) of note receivable issued to employees	8,340	(41,843)
Purchase of investments			(6,989,937)
Net cash provided by (used in) investing activities	6,358,861	(7,398,372)	(7,169,331)	(22,267)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants		7,915,700	7,915,700
Proceeds from exercise of common stock warrants		88,125	88,125
Proceeds from exercise of stock options	25,000
Net cash provided by financing activities	25,000	8,003,825	8,003,825
Net increase (decrease) in cash and cash equivalents	4,130,443	(326,208)	(621,048)	1,123,427
Cash and cash equivalents at beginning of year	2,397,828	3,018,876	3,018,876	1,895,449
Cash and cash equivalents at end of period	6,528,271	2,692,668	2,397,828	3,018,876
Supplemental disclosure of cash flow information:
Cash paid for interest				860
Cash paid for taxes	25,794	4,500	4,500	17,275
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes and accrued interest to common stock			$ 71,959

Basis of Presentation	9 Months Ended
Sep. 30, 2012
Basis Of Presentation [Abstract]
Basis of Presentation

1. Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of Snap Interactive, Inc. (the “Company,” “we,” “our,” and “us”) and its wholly owned subsidiaries, eTwine, Inc. and Snap Mobile Limited.  The condensed consolidated financial statements included in this report have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial information.  Accordingly, the financial statements contained herein do not include all the information necessary for a comprehensive presentation of the Company’s financial position and results of operations.  The Company believes that the disclosures are adequate to make the information presented not misleading.

The financial statements contained herein should be read in conjunction with the Company’s audited consolidated financial statements and the related notes to the audited consolidated financial statements included in the Company’s Amendment No. 1 to Annual Report on Form 10-K/A for the year ended December 31, 2011, filed with the SEC on December 7, 2012.

In the opinion of management, the accompanying unaudited condensed consolidated financial data contains all normal and recurring adjustments necessary to present fairly the consolidated financial condition, results of operations, and changes in cash flows of the Company for the interim periods presented.  The Company’s historical results are not necessarily indicative of future operating results, and the results for the nine months ended September 30, 2012, are not necessarily indicative of results to be expected for the year ending December 31, 2012, or for any other period.

Certain amounts from prior periods have been reclassified to conform to the current period presentation.

Restatement of Previously Issued Consolidated Financial Statements

We have restated our consolidated financial statements as described in “Note 2. Restatement of Certain Consolidated Financial Statements.”

Restatement of Certain Consolidated Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement Of Certain Consolidated Financial Statements [Abstract]
Restatement of Certain Consolidated Financial Statements

2. Restatement of Certain Consolidated Financial Statements

Our Consolidated Statements of Operations for the three and nine months ended September 30, 2011 and our Consolidated Statements of Cash Flows for the nine months ended September 30, 2011 have been restated to correct the accounting for warrants issued as part of the Company’s January 2011 equity financing.  The Company has determined that, as prescribed under Accounting Standards Codification 480, Distinguishing Liabilities from Equity, these warrants should have been classified as liabilities on the Company’s Consolidated Balance Sheet because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  The proper accounting for this warrant liability requires the liability to be recorded at fair value on the Company’s Consolidated Balance Sheet, with corresponding changes in such fair value to be recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

Accordingly, the Company has restated the financial statements referenced above to correct this error.  The correction of this error did not impact the operating results of the Company or its overall liquidity.  The effects of the restatement on the Company’s consolidated financial statements are set forth in the tables below:

Consolidated Statement of Operations for the Three Months Ended September 30, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Mark-to-market adjustment on warrant liability	$-	$632,475	$632,475
Net loss before income tax	(511,290)	632,475	121,185
Net loss	(511,290)	632,475	121,185
Net loss per share - Basic and diluted	(0.01)	0.01	0.00

Consolidated Statement of Operations for the Nine Months Ended September 30, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Mark-to-market adjustment on warrant liability	$-	$2,014,575	$2,014,575
Net loss before income tax	(2,064,903)	2,014,575	(50,328)
Net loss	(2,064,903)	2,014,575	(50,328)
Net loss per share - Basic and diluted	(0.06)	0.06	(0.00)

Consolidated Statement of Cash Flows for the Nine Months Ended September 30, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Net loss	$(2,064,903)	$2,014,575	$(50,328)
Mark-to-market adjustment on warrant liability	-	(2,014,575)	(2,014,575)

NOTE 12	RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS

Restatement of Certain Consolidated Financial Statements

Our Consolidated Balance Sheet as of December 31, 2011, our Consolidated Statement of Operations for the year ended December 31, 2011, our Consolidated Statement of Changes in Stockholders' Equity for the year ended December 31, 2011 and our Consolidated Statement of Cash Flows for the year ended December 31, 2011 have been restated to correct the accounting for warrants issued as part of the Company’s January 2011 equity financing. The Company has determined that, as prescribed under Accounting Standards Codification 480, Distinguishing Liabilities from Equity, these warrants should have been classified as liabilities on the Company’s Consolidated Balance Sheet because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  The proper accounting for this warrant liability requires the liability to be recorded at fair value on the Company’s Consolidated Balance Sheets, with corresponding changes in such fair value to be recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

Accordingly, the Company has restated the financial statements referenced above to correct this error. The correction of this error did not impact the operating results of the Company or its overall liquidity.  The effects of the restatement on the Company’s consolidated financial statements are set forth in the tables below:

Consolidated Balance Sheet as of December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Warrant liability	$-	$937,000	$937,000
Total liabilities	5,154,442	937,000	6,091,442
Additional paid-in capital	11,231,864	(2,975,000)	8,256,864
Accumulated deficit	(5,722,743)	2,038,000	(3,684,743)
Total Stockholders' Equity	5,547,701	(937,000)	4,610,701

Consolidated Statements of Operations for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Mark-to-market adjustment on warrant liability	$-	$2,038,000	$2,038,000
Total Other Income (Expense)	32,767	2,038,000	2,070,767
Loss Before Provision For Income Taxes	(3,631,173)	2,038,000	(1,593,173)
Net Loss	(3,631,173)	2,038,000	(1,593,173)
Net Loss Per Share - Basic and diluted	(0.10)	0.06	(0.04)

Consolidated Statement of Changes in Stockholders' Equity for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Additional paid-in capital	$11,231,864	$(2,975,000)	$8,256,864
Accumulated deficit	(5,722,743)	2,038,000	(3,684,743)
Total Stockholders' Equity	5,547,701	(937,000)	4,610,701

Consolidated Statements of Cash Flows for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Net Loss	$(3,631,173)	$2,038,000	$(1,593,173)
Mark-to-market adjustment on warrant liability	-	(2,038,000)	(2,038,000)

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

During the nine months ended September 30, 2012, there were no material changes to the Company’s significant accounting policies from those disclosed in the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2011, except as disclosed below.

Significant Estimates and Judgments

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Significant estimates relied upon in preparing these financial statements include the provision for future chargebacks and refunds on subscription revenue, estimates used to determine the fair value of our common stock, stock options, non-cash capital stock issuances, stock-based compensation and common stock warrants, collectability of our accounts receivable and the valuation allowance on deferred tax assets.  Management evaluates these estimates on an ongoing basis.  Changes in estimates are recorded in the period in which they become known. We base estimates on historical experience and various other assumptions that we believe to be reasonable under the circumstances. Actual results may differ from our estimates.

Concentration of Credit Risk

At times the Company has cash in bank accounts in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits.  The Company had approximately $4,356,873 and $1,561,947 in excess of FDIC insurance limits as of September 30, 2012 and December 31, 2011, respectively.  The Company also had credit card holdback receivables of $415,571 and $441,840, which were held by payment processors, and $213,073 and $248,534 of which were not FDIC insured as of September 30, 2012 and December 31, 2011, respectively.

Warrant liability

The Company issued common stock warrants in January 2011 in conjunction with an equity financing.  In accordance with Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”), the fair value of these warrants is classified as a liability on the Company’s Consolidated Balance Sheets because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  Corresponding changes in the fair value of the warrants are recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

Income Taxes

Income taxes are recognized for the amount of taxes payable for the current year and for the future tax consequence of events that have been recognized differently in the financial statements than on an income tax return.  Deferred tax assets and liabilities are established using statutory tax rates and are adjusted for tax rate changes in the period of enactment.
We assess the realizability of our deferred tax assets by considering positive (e.g., sources of taxable income) and negative (e.g., recent historical losses) evidence.  If, based on the evidence,  it is concluded that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is recorded.

We recognize in our financial statements the impact of a tax position taken on an income tax return if it is more likely than not that the tax position will be sustained on audit, based on the technical merits of the tax position.  This involves the identification of potential uncertain tax positions, the evaluation of tax law and an assessment of whether a liability for uncertain tax positions is necessary.  Different conclusions reached in this assessment can have a material impact on our consolidated financial statements.  Currently, we have no uncertain tax positions.

Recently Adopted Accounting Pronouncement

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued revised authoritative guidance (Accounting Standards Update (“ASU”) No. 2011-04) covering fair value measurements and disclosures.  The amended guidance include provisions for (1) the application of concepts of "highest and best use" and "valuation premises", (2) an option to measure groups of offsetting assets and liabilities on a net basis, (3) incorporation of certain premiums and discounts in fair value measurements, and (4) measurement of the fair value of certain instruments classified in stockholders' equity.  The revised guidance is effective for interim and annual periods beginning after December 15, 2011.  The Company adopted this revised authoritative guidance prospectively for new or materially modified arrangements beginning January 1, 2012.  The adoption of this revised authoritative guidance update did not have a significant impact on the Company’s consolidated financial statements.

NOTE 1	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) Organization

Snap Interactive, Inc. (together with its wholly owned subsidiaries, eTwine, Inc. and Snap Mobile Limted, the “Company”) was incorporated under the laws of the State of Delaware on July 19, 2005.  eTwine, Inc. was incorporated under the laws of the State of New York on May 7, 2004.  Snap Mobile Limited is a United Kingdom corporation, and was incorporated on September 10, 2009.

The Company was organized to operate an online dating and social networking website that is proactive in understanding the singles environment.

(B) Principles of Consolidation

The accompanying 2011 and 2010 consolidated financial statements include the accounts of Snap Interactive, Inc. and its wholly owned subsidiaries, eTwine, Inc. and Snap Mobile Limited.  All intercompany accounts have been eliminated upon consolidation.

(C) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”), management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period.  Actual results could differ from those estimates.

Significant estimates in 2011 and 2010 included management’s evaluation for future chargebacks and refunds on subscription revenue, the valuation of stock options and non-cash capital stock issuances, certain assumptions related to the valuation of the warrant liability, collectability of accounts receivable and the valuation allowance on deferred tax assets.  Management evaluates these estimates on an ongoing basis.  Actual results may differ from these estimates under different assumptions or conditions.

(D) Cash and Cash Equivalents

For purposes of the cash flow statements, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

(E) Income Taxes

The Company accounts for income taxes under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 740, Income Taxes (“ASC 740”).  Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(F) Furniture, Fixtures and Equipment

The Company values furniture, fixtures and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company depreciates software and website costs over a three-year useful life, computer equipment over a five-year useful life, furniture over a seven-year useful life and fixtures, including leasehold improvements, over the term of the lease.

In accordance with ASC No. 360, Property, Plant and Equipment, the Company carries long-lived assets at the lower of the carrying amount or fair value. Impairment is evaluated by estimating future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the assets, an impairment loss is recognized. Fair value, for purposes of calculating impairment, is measured based on estimated future cash flows, discounted at a market rate of interest.

There were no impairment losses recorded during the years ended December 31, 2011 and 2010.

(G) Intangible Assets

In accordance with ASC No. 350, Intangibles, Goodwill and Other, the Company requires that intangible assets with a finite life be amortized over their life and requires that goodwill and intangible assets be reviewed for impairment annually or more frequently if impairment indicators arise.

(H) Stock-Based Compensation

In accordance with ASC No. 718, Compensation – Stock Compensation (“ASC 718”), the Company measures the compensation costs of stock-based compensation arrangements based on the grant date fair value and recognizes the costs in the financial statements over the period during which employees are required to provide services. Stock-based compensation arrangements include stock options, restricted stock plans, performance-based awards, stock appreciation rights and employee stock purchase plans.  As such, compensation cost is measured on the date of grant at their fair value. Compensation amounts concerning stock options, if any, are amortized over the respective vesting periods of the grant.

Equity instruments (“instruments”) issued to persons other than employees are recorded on the basis of the fair value of the instruments, as required by ASC 718.  ASC No. 505, Equity Based Payments to Non-Employees (“ASC 505”), defines the measurement date and recognition period for such instruments.  In general, the measurement date is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete and (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in ASC 505.

(I) Business Segments

The Company operates in one segment, and therefore segment information is not presented.

(J) Income (Loss) Per Share

Basic income (loss) per share is computed based upon the weighted average common shares outstanding as defined by ASC No. 260, Earnings Per Share.  Diluted net income (loss) per share includes the dilutive effects of stock options, warrants and stock equivalents.  To the extent stock options, stock equivalents and warrants are antidilutive, they are excluded from the calculation of diluted income per share.  For the year ended December 31, 2011, 8,162,500 shares issuable upon the exercise of stock options and warrants and 525,555 shares issuable upon the conversion of convertible debt were not included in the computation of diluted loss per share because their inclusion would be antidilutive.  For the year ended December 31, 2010, 6,645,000 shares issuable upon the exercise of stock options and warrants were not included in the computation of loss per share because their inclusion would be antidilutive.

The following table sets forth the computation of basic loss per share:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Net loss for the period	$(1,593,173)	$(1,167,070)

Weighted average number of shares outstanding	37,619,208	33,053,030

Basic net loss per share	$(0.04)	$(0.04)

The following table sets for the computation of diluted loss per share:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Net loss for the period	$(1,593,173)	$(1,167,070)

Weighted average number of shares outstanding	37,619,208	33,053,030
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance	-	-
Warrants and options as of beginning of period	-	-
Weighted average number of common and common equivalent shares	37,619,208	33,053,030

Diluted net loss per share	$(0.04)	$(0.04)

(K) Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for accounts receivable, credit card holdback receivable, prepaid expenses, accounts payable, accrued expenses, deferred revenue, accrued interest - related party and convertible notes payable - related party is the approximate fair value based on the short-term maturity of these instruments.

(L) Research and Development

The Company has adopted the provisions of ASC No. 350, Intangibles – Goodwill & Other.  Costs incurred in the planning stage of a website are expensed as research and development expenses while costs incurred in the development stage are capitalized and amortized over the life of the asset, estimated to be five years.  Expenses subsequent to the launch have been expensed as research and development expenses.

(M) Concentration of Credit Risk

At December 31, 2011, accounts receivable of $541,762 consisted of two main types of receivables; receivables from payment processors and receivables from advertising networks.

At December 31, 2011, $477,432 was receivable from payment processors constituting numerous customer charges that occurred prior to the close of the period but not yet remitted by the payment processor to the Company. The settlement of credit card sales typically occurs several days after the date of the charge. The Company generally receives payments from mobile payment processors each month. At December 31, 2011, 33% of accounts receivable was due from one mobile payment processor, 22% was due from one credit card payment processor, 19% was due from a second credit card payment processor and 13% was due from a second mobile payment processor.

At December 31, 2011, $64,330 was receivable primarily from one advertising network.

At times the Company has cash in bank accounts in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The Company had approximately $1,561,947 and $2,052,693 in excess of FDIC insurance limits as of December 31, 2011 and December 31, 2010, respectively. The Company also had a credit card holdback receivable of $441,840 as of December 31, 2011, which was held by payment processors and $248,534 of which was not FDIC insured.

(N) Revenue Recognition

The Company recognizes revenue on arrangements in accordance with ASC No. 605, Revenue Recognition.  In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.

The Company has revenue streams consisting of subscriptions, sales of points and advertisements.

The Company recognizes revenue from monthly premium subscription fees in the month in which the services are used. Revenues are presented net of refunds, credits and known and estimated credit card chargebacks.   During 2011, subscriptions were offered in durations of varying length from one month to six months – generally in one, three, and six month terms. Twelve-month subscriptions were added in February 2012..

Revenues from multi-month subscriptions are recognized over the length of the subscription term rather than when the subscription is purchased. Because a significant amount of the Company’s subscription sales occurred from subscriptions with a term of three or six months, the Company apportions that revenue over the duration of the subscription term even though it is collected in full at the time of purchase. The difference between the gross cash receipts collected and the recognized revenue from those sales during that reporting period will appear as deferred revenue.

The Company also recognized revenue from the direct sale of “points” over two months.  Points could be used in exchange for premium features on our product. Sales of points were discontinued in February 2012.

The Company recognizes advertising revenue as earned on a click-through, impression, and registration or subscription basis.  When a user clicks an advertisement (CPC basis), views an advertisement impression (CPM basis), registers for an external website via an advertisement clicked on through the Company’s application (CPA basis), or clicks on an offer to subscribe to premium features on the Company’s applications, the contract amount is recognized as revenue.

The Company’s payment processors have established routine reserve accounts to secure the performance of the Company’s obligations under its service agreements, which is standard practice within the payment processing industry.  These reserve accounts withhold a small percentage of the Company’s sales in a segregated account in the form of a six-month rolling reserve.  The funds that are withheld each month are returned to the Company on a monthly basis after six months of being held in the reserve account and any remaining funds will be returned to the Company 90 to 180 days following termination of such agreements.  These funds are classified as credit card holdback receivable and totaled $441,840 and $239,452 at December 31, 2011 and December 31, 2010, respectively.

For the years ended December 31, 2011 and 2010, the Company had the following revenues:

	2011	2010

Advertising revenue	$374,175	$254,753
Subscription/points revenue	18,781,368	6,413,874
Total revenue	$19,155,543	$6,668,627

We reserve for potential credit card chargebacks based on our historical experience and knowledge of the industry.  As of December 31, 2011, the Company recorded $61,572 for potential future chargebacks and the amount is included in accrued expenses on the balance sheet.

(O) Programming, Hosting and Technology Expense

Programming, hosting and technology expense includes the expenses associated with the operation of data centers, including labor, consulting, hosting, server, web design and programming expenses.

(P) Reclassification

Certain amounts from prior periods have been reclassified to conform to the current period presentation.

(Q) Advertising and Marketing

Advertising and marketing costs are expensed as incurred.  Advertising and marketing expense was $14,626,963 and $3,906,317 for the years ended  December 31, 2011 and 2010, respectively.

(R) Recent Accounting Pronouncements

In October 2009, the FASB issued an Accounting Standard Update (“ASU”) No. 2009-13 (“ASU 2009-13”), which addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit and modifies the manner in which the transaction consideration is allocated across the separately identified deliverables. ASU 2009-13 significantly expands the disclosure requirements for multiple-deliverable revenue arrangements. ASU 2009-13 is effective for the first annual reporting period beginning on or after June 15, 2010, and may be applied retrospectively for all periods presented or prospectively to arrangements entered into or materially modified after the adoption date. The adoption of ASU 2009-13 on January 1, 2011 did not have a material effect on the Company’s financial statements upon its required adoption.

In January 2010, the FASB issued guidance to amend the disclosure requirements related to recurring and nonrecurring fair value measurements. The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 (quoted prices in active market for identical assets or liabilities) and Level 2 (significant other observable inputs) of the fair value measurement hierarchy, including the reasons and the timing of the transfers. Additionally, the guidance requires a roll forward of activities on purchases, sales, issuance, and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements). The guidance became effective for the Company with the reporting period beginning January 1, 2010, except for the disclosure on the roll forward activities for Level 3 fair value measurements, which became effective for the Company with the reporting period beginning July 1, 2011. Other than requiring additional disclosures, adoption of this new guidance did not have a material impact on the Company’s financial statements.

In April 2010, the FASB issued ASU No. 2010-13 (“ASU 2010-13”), which amends ASC 718 – Compensation – Stock Compensation (“ASC 718”) to clarify that a stock-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades shall not be considered to contain a market, performance, or service condition. Therefore, such an award is not to be classified as a liability if it otherwise qualifies as equity classification. ASU 2010-13 is effective for fiscal years beginning on or after December 15, 2010, and its adoption did not have a material impact on the Company’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of ASC 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early adoption by public entities is not permitted.  The Company will adopt the methodologies prescribed by this ASU by the date required and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.

The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted.  The amendments do not require any transition disclosures. Due to the recent nature of this pronouncement, the Company is evaluating when it will adopt of ASU 2011-05, but it will adopt the ASU retrospectively by the due date.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other, which simplifies how an entity is required to test goodwill for impairment. This ASU would allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted. This standard is not expected to have a material impact on the Company’s results of operations or financial position.

(S) Investments

ASC 320, “Accounting for Certain Investments in Debt and Equity Securities” (“ASC 320”), as amended and interpreted, requires that at the time of purchase, designation of a security as held-to-maturity, available-for-sale or trading depending on the ability and intent to hold such security to maturity. Securities classified as trading and available-for-sale are reported at fair value, while securities classified as held-to-maturity are reported at amortized cost. Accordingly, all securities held at December 31, 2011 are designated as held-to-maturity and reported at amortized cost.

ASC 320 provides guidance on determining when an investment is other than temporarily impaired. The Company reviews its equity investment portfolio for any unrealized losses that would be deemed other-than-temporary and require the recognition of an impairment loss in income. If the cost of an investment exceeds its fair value, the Company evaluates, among other factors, general market conditions, the duration and extent to which the fair value is less than cost, and the Company’s intent and ability to hold the investments. Management also considers the type of security, related-industry and sector performance, as well as published investment ratings and analyst reports, to evaluate its portfolio. Once a decline in fair value is determined to be other than temporary, an impairment charge is recorded and a new cost basis in the investment is established. If market, industry, and/or investee conditions deteriorate, the Company may incur future impairments. The Company has not recorded any equity investment losses for the year ended December 31, 2011.

(T) Warrant Liability

The Company issued common stock warrants in January 2011 in conjunction with an equity financing.  In accordance with Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”), the fair value of these warrants is classified as a liability on the Company’s Consolidated Balance Sheets because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  Corresponding changes in the fair value of the warrants are recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

(U) Restatement of Previously Issued Consolidated Financial Statements

        We have restated our consolidated financial statements as of and for the year ended December 31, 2012 as described in "Note 12—Restatement of Consolidated Financial Statements."

Restricted Cash	9 Months Ended
Sep. 30, 2012
Restricted Cash [Abstract]
Restricted Cash

4. Restricted Cash

During the nine months ended September 30, 2012, the Company established a line of credit with JPMorgan Chase Bank, National Association related to the Company’s corporate credit cards, which required the Company to place a cash collateral guarantee of 105% of the monthly credit line of $100,000 in a certificate of deposit for twelve months with an assignment of deposit placed on the certificate of deposit as collateral.  Accordingly, the Company has reported $105,000 as restricted cash on the balance sheet as of September 30, 2012.

Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes Receivable [Abstract]
Accounts Receivable, Net

5. Accounts Receivable, Net

Accounts receivable, net consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Accounts receivable	$453,138	$665,154
Less: Allowance for doubtful accounts	-	(123,392)
Less: Reserve for future chargebacks	(42,292)	(61,572)
Total accounts receivable, net	$410,846	$480,190

Payments for subscriptions and micro-transaction purchases made by credit cards typically settle several days after the date of purchase.  As of September 30, 2012, the amount of unsettled transactions due from credit card payment processors amounted to $161,255, as compared to $220,272 at December 31, 2011.  As of September 30, 2012, the amount of receivable due from Apple Inc. amounted to $246,887, as compared to $176,118 at December 31, 2011.  These amounts are included in our accounts receivable.

NOTE 2	ACCOUNTS RECEIVABLE

At December 31, 2011 and December 31, 2010, the Company had the following accounts receivable:

	As of December 31, 2011	As of December 31, 2010
Accounts receivable	$541,762	$185,585
Less: Allowance for doubtful accounts	—	—
Accounts receivable, net	$541,762	$185,585

Payments for subscriptions and point purchases typically settle several days after the date of purchase.  As of December 31, 2011, the amount of unsettled transactions from payment processors amounted to $220,272 as compared to $165,991 at December 31, 2010.  These amounts are included in our accounts receivable.

Investments and Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investments and Fair Value Measurements [Abstract]
Investments and Fair Value Measurements

6. Investments and Fair Value Measurements

The fair value framework under the FASB’s guidance requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities.  Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, generally would require significant management judgment.  The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:

●	Level 1: Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities;
●
Level 2:  Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

●	Level 3: Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

The following table summarizes those assets and liabilities as of September 30, 2012 and December 31, 2011:

	September 30, 2012
	(Unaudited)				December 31, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS:
Cash equivalents:
U.S. government securities (1)	$500,071	$—	$—	$500,071	$—	$—	$—	$—
Certificates of deposit	500,000	—	—	500,000	—	—	—	—
Total cash equivalents	$1,000,071	$—	$—	$1,000,071	$—	$—	$—	$—
Short-term investments:
U.S. government securities (2)	$—	$—	$—	$—	$3,506,205	$—	$—	$3,506,205
Certificates of deposit	—	—	—	—	2,975,000	—	—	2,975,000
Total short-term investments	$—	$—	$—	$—	$6,481,205	$—	$—	$6,481,205
LIABILITIES:
Common Stock Warrants:
Common stock warrants	$—	$—	$1,546,050	$1,546,050	$—	$—	$937,000	$937,000
Total common stock warrants	$—	$—	$1,546,050	$1,546,050	$—	$—	$937,000	$937,000

(1) Includes amortization premium paid of $1,099 as of September 30, 2012.
(2) Includes amortization premium paid of $8,733 as of December 31, 2011.

Interest earned on debt securities is recorded to “Interest income, net” on the Consolidated Statement of Operations.  The Company is classifying these short-term investments as held-to-maturity and has recorded them at amortized cost.  The gross unrecognized holding gains and losses for the nine months ended September 30, 2012 were not material.  The following table summarizes the amortized cost, fair value and weighted average yield of marketable securities and certificates of deposit as of September 30, 2012 (unaudited):

Security Type	Remaining Maturity	Consolidated Balance Sheet Classification	Amortized Cost	Fair Value	Yield
Government securities	31 Days	Cash and cash equivalents	$500,071	$500,095	0.37%
Certificates of deposit	89 Days	Cash and cash equivalents	500,000	500,088	0.52%
		Total	$1,000,071	$1,000,183

The Company’s warrant liability is carried at fair value and was classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs.  In order to calculate fair value, the Company used a custom model developed with the assistance of an independent third-party valuation expert.  This model, at each measurement date, calculated the fair value of the warrant liability using a Monte-Carlo style simulation, as the value of certain features of the warrant liability would not be captured by the standard Black-Scholes model.

The following table summarizes the values of certain assumptions used in the aforementioned custom model to estimate the fair value of the warrant liability at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Stock price	$1.11	$0.65
Strike price	$2.50	$2.50
Remaining contractual term (years)	3.3	4.1
Volatility	192.2%	215.5%
Adjusted volatility	125.8%	125.5%
Risk-free rate	0.4%	0.6%
Dividend yield	0.0%	0.0%

$578,463

NOTE 4	INVESTMENTS IN MARKETABLE SECURITIES AND FAIR VALUE

ASC 820 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements.  Under GAAP, fair value of such securities is determined based upon a hierarchy that prioritizes the inputs to valuation techniques used to measure fair values into three broad levels.

The fair value of the Company's financial assets and liabilities reflects the Company's estimate of amounts that it would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from sources independent from the Company) and to minimize the use of unobservable inputs (the Company's assumptions about how market participants would price assets and liabilities).

The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company's assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table summarizes those assets and liabilities as of December 31, 2011:
	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Quoted Prices in Inactive Markets for Identical Assets	Level 3: Significant Unobservable Inputs	Total at December 31, 2011

Government securities	$3,514,938	$-	$-	$3,514,938
Less: amortization premium paid	(8,733)			(8,733)
Total government securities	$3,506,205	$-	$-	$3,506,205

Certificates of deposit	$2,975,000	$-	$-	$2,975,000

Warrant liability	$-	$-	$937,000	$937,000

As of December 31, 2011, the Company invested in marketable securities, which consisted solely of government securities, and are classified as held-to-maturity and carried at amortized cost. The following table summarizes the amortized cost, fair value and weighted-average yield of securities.

	As of December 31, 2011
	Cost	Fair Value	Yield
U.S. Government Securities
Due within one year	$3,506,205	$3,507,640	0.60%
	-	-	-
	$3,506,205	$3,507,640

As of December 31, 2011, the Company invested in time deposits.  The following table summarizes the balances outstanding, fair value and weighted average yield for time deposits.

	As of December 31, 2011
	Cost	Fair Value	Yield
Certificates of Deposit
Due within one year	$2,975,000	$2,972,569	0.33%
	-	-	-
	$2,975,000	$2,972,569

The Company issued common stock warrants in January 2011 in conjunction with an equity financing.  In accordance with ASC 480, the fair value of these warrants is classified as a liability on the Company’s Consolidated Balance Sheets because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  Corresponding changes in the fair value of the warrants are recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

The Company’s warrant liability is carried at fair value and was classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs.  In order to calculate fair value, the Company used a custom model developed with the assistance of an independent third-party valuation expert.  This model, at each measurement date, calculated the fair value of the warrant liability using a Monte-Carlo style simulation, as the value of certain features of the warrant liability would not be captured by the standard Black-Scholes model.

The following table summarizes the values of certain assumptions used in the aforementioned custom model to estimate the fair value of the warrant liability at December 31, 2011:

December 31,
2011

Stock price	$0.65
Strike price	$2.50
Remaining contractual term (years)	4.1
Volatility	215.5%
Adjusted volatility	125.5%
Risk-free rate	0.6%
Dividend yield	0.0%

For the purposes of determining fair value, the Company used “adjusted volatility” in favor of “historical volatility” in its Monte-Carlo simulations.  We calculated the historical realized volatility of the Company using logs of the weekly stock prices over a look-back period corresponding to the remaining contractual term of the Warrants as of each Valuation Date. Due to the lack of marketability of these instruments, management translated a 10% incremental discount rate premium into reduced volatility (“volatility haircut”), to calculate the adjusted historical volatility as of each valuation date.

Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs indicates that “in the absence of a Level 1 input, a reporting entity should apply premiums or discounts when market participants would do so when pricing the asset or liability”.

Fixed Assets and Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fixed Assets and Intangible Assets, Net [Abstract]
Fixed Assets and Intangible Assets, Net

7.  Fixed Assets and Intangible Assets, Net

Fixed assets and intangible assets, net consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Computer equipment	$196,538	$143,461
Furniture and fixtures	142,856	159,051
Leasehold improvements	377,727	329,156
Software	9,905	7,342
Website domain name	24,938	24,938
Website costs	40,500	40,500
Total fixed assets	792,464	704,448
Less: Accumulated depreciation and amortization	(218,916)	(125,985)
Total fixed assets and intangible assets, net	$573,548	$578,463

The Company only holds fixed assets in the United States.  Depreciation and amortization expense for the nine months ended September 30, 2012 was $112,509, as compared to $22,977 for the nine months ended September 30, 2011.

NOTE 3	FURNITURE, FIXTURES, EQUIPMENT AND INTANGIBLE ASSETS

At December 31, 2011 and December 31, 2010, furniture, fixtures, equipment and intangible assets were as follows:

	As of December 31, 2011	As of December 31, 2010

Computer equipment	$143,461	$64,437
Furniture	159,051	32,342
Website domain name	24,938	24,938
Software	7,342	2,701
Website costs	40,500	40,500
Leasehold improvements	329,156	-
Less: accumulated depreciation and amortization	(125,985)	(75,412)
Total equipment and intangibles, net	$578,463	$89,506

Depreciation and amortization expense for the years ended December 31, 2011 and 2010 was $51,180, and $18,674, respectively.

The estimated future amortization and depreciation of intangible and tangible assets is as follows:

Year	Amount

2012	$138,890
2013	135,911
2014	130,862
2015	96,743
2016 and thereafter	76,057
$578,463

Notes Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes Receivable [Abstract]
Notes Receivable

8. Notes Receivable

At September 30, 2012, the Company had notes receivable in the aggregate amount of $130,463 due from one current and two former employees.  The Company paid taxes on stock-based compensation on these employees’ behalf during 2011 in exchange for these notes, and the outstanding amounts on the notes are secured by pledged stock certificates.  The notes are due at various times during 2021 and bear interest rates between 2.80% and 3.57% per annum.

NOTE 5	NOTES RECEIVABLE

At December 31, 2011, the Company had notes receivable in the aggregate amount of $138,803 due from three employees.  The Company paid taxes on stock based compensation on the employees’ behalf during 2011, and the outstanding amounts are secured by pledged stock certificates.  The notes are due at various times during 2021 and bear interest rates between 2.80% and 3.57% per annum.

Accrued Expenses and Other Current Liabilities	9 Months Ended
Sep. 30, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Compensation and benefits	$375,000	$817,656
Deferred rent	40,475	40,475
Professional fees	120,000	-
Other accrued expenses	6,851	6,852
Total accrued expenses and other current liabilities	$542,326	$864,983

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

10. Income Taxes

We had no income tax benefit or provision for the three and nine months ended September 30, 2012.  As the Company has continued to incur a net loss, there is no income tax expense for the current period.  Increases in deferred tax balances have been offset by a valuation allowance and therefore have no impact on our deferred income tax provision.

In calculating the provision for income taxes on an interim basis, the Company estimates the annual effective tax rate based upon the facts and circumstances known at that time and applies that rate to its year-to-date earnings or losses.  The Company’s effective tax rate is based on expected income and statutory tax rates and takes into consideration permanent differences between financial statement income and tax return income applicable to the Company in the various jurisdictions in which the Company operates.  The effect of discrete items, such as changes in estimates, changes in enacted tax laws or rates or tax status, and unusual or infrequently occurring events, is recognized in the interim period in which the discrete item occurs.  The accounting estimates used to compute the provision for income taxes may change as new events occur, additional information is obtained or as the result of new judicial interpretations or regulatory or tax law changes.

NOTE 6	INCOME TAXES

	Years Ended December 31,
Deferred tax liability:	2011	2010
Furniture, fixtures, equipment and intangibles	$37,072	$6,851
Deferred tax asset
Stock options for services	(562,163)	(420,505)
Net operating loss carryforward	(1,924,412)	(484,591)
Valuation allowance	2,449,503	905,096
Net deferred tax asset	-	-
Net deferred tax liability	$37,072	$6,851

The deferred tax liability results primarily from the use of accelerated methods of depreciation of equipment for tax purposes.

The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. This reduction is necessary due to the use of the prior year's net operating loss carryovers and the uncertainty of the exercising of the outstanding stock options. The net change in the valuation allowance for the year ended December 31, 2011 was an increase of $1,544,407.

The components of income tax expense are as follows:

	Years Ended December 31,
Federal	2011	2010
Current	$-	$-
Deferred	-	-
	-	-

State and Local
Current	$-	$12,596
Deferred	-	-
	-	12,596

The Company's income tax expense differed from the statutory rates (federal 34% and state 10.9%) as follows:

	Years Ended December 31,
	2011	2010
Statutory rate applied to loss before income taxes:	$(1,234,599)	$(395,571)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(366,436)	(104,812)
Change in deferred tax asset valuation allowance	1,544,407	484,591
Stock based compensation	-	21,734
Non-deductible expenses	44,032	16,896
Other	12,596	(10,242)
Income Tax Expense	$-	$12,596

At December 31, 2011, the Company had U.S. federal tax net operating loss carry-forwards of $4,343,567, which will begin to expire in 2030.

The Company files income tax returns in the U.S., and the following years remain open for possible examination:  2006, 2007, 2008, 2009 and 2010.

Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Common Stock Purchase Warrants [Abstract]
Stock-Based Compensation

11. Stock-Based Compensation

The Snap Interactive, Inc. 2011 Amended and Restated Long-Term Incentive Plan (the “Plan”) was adopted effective May 24, 2011, and subsequently amended and restated in its entirety on October 21, 2011.  The Plan permits the Company to award grants of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted shares of common stock, restricted stock units, performance stock, dividend equivalent rights, and other stock-based awards and cash-based incentive awards to its employees (including an employee who is also a director or an officer), non-employee directors and consultants.  The maximum number of shares of common stock that may be delivered pursuant to awards granted under the Plan is 7,500,000 shares, of which 100% may be delivered pursuant to incentive stock options.

Stock Options

The following table summarizes the assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted during the nine months ended September 30, 2012:

Nine Months Ended September 30, 2012
Expected volatility	301.48%
Expected life of option	6.05 Years
Risk free interest rate	1.00%
Expected dividend yield	0%

The following table summarizes stock option activity for the nine months ended September 30, 2012:

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2011	8,118,955	$0.41
Granted	1,237,500	1.48
Exercised	(75,000)	0.33
Expired or canceled, during the period	(4,500,000)	0.13
Forfeited, during the period	(110,750)	0.97
Outstanding at September 30, 2012	4,670,705	0.94
Exercisable at September 30, 2012	2,054,114	$0.73

At September 30, 2012, the aggregate intrinsic value of stock options that were outstanding and exercisable was $1,487,773 and $823,785, respectively.  At September 30, 2011, the aggregate intrinsic value of stock options that were outstanding and exercisable was $2,735,360 and $2,662,635, respectively.  The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the calculated fair value of such awards as of each respective period-end date.

The following table summarizes non-employee stock option activity for the nine months ended September 30, 2012:

	Number of Options	Weighted Average Exercise Price
Non-employee Stock Options:
Outstanding at December 31, 2011	530,000	$0.94
Granted	400,000	1.21
Exercised	-
Expired or canceled, during the period	-
Forfeited, during the period	-
Outstanding at September 30, 2012	930,000	1.06
Exercisable at September 30, 2012	542,500	$0.95

At September 30, 2012, the aggregate intrinsic value of non-employee stock options that were outstanding and exercisable was $89,810.

The following table summarizes unvested stock option activity for the nine months ended September 30, 2012:

	Number of Options	Weighted Average Grant Date Fair Value
Unvested Stock Options:
Unvested stock options outstanding at December 31, 2011	1,885,955	$0.54
Granted	1,237,500	1.29
Vested	(396,114)	0.39
Forfeited, during the period	(110,750)	0.68
Unvested stock options outstanding at September 30, 2012	2,616,591	$0.91

There was $1,782,664 and $107,202 of total unrecognized compensation expense related to unvested stock options at September 30, 2012 and 2011, respectively, which is expected to be recognized over a weighted average period of 2.48 and 2.00 years, respectively.  Stock-based compensation expense was $212,803 and $600,613 during the three and nine months ended September 30, 2012, respectively, and $10,324 and $20,207 during the three and nine months ended September 30, 2011, respectively.

At September 30, 2012, there was $451,480 of total unrecognized compensation expense related to unvested non-employee stock options, which is expected to be recognized over a weighted average period of 1.78 years.  Stock-based compensation expense relating to non-employee stock options was $48,968 and $67,568 during the three and nine months ended September 30, 2012, respectively.

Restricted Stock Awards (“RSAs”)

The following table summarizes restricted stock award activity for the nine months ended September 30, 2012:

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2011	300,000	$0.45
Granted	4,850,000	0.65
Vested	-
Forfeited, during the period	-
Outstanding at September 30, 2012	5,150,000	$0.55

At September 30, 2012, there was $2,884,673 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 9.19 years.  Stock-based compensation expense relating to non-employee stock options was $79,071 and $235,495 during the three and nine months ended September 30, 2012, respectively.

NOTE 7	STOCKHOLDERS’ EQUITY

(A) Common Stock Issued for Services

On January 14, 2011, the Company issued 10,000 shares to an unrelated third party to provide legal services with a fair value of $20,800.  As of December 31, 2011, $20,800 was recorded as stock offering costs.

During the year ended December 31, 2011, an expense of $69,216 was recorded for shares previously granted under various employment agreements for services to be performed through January 1, 2016.  The fair value of the granted shares is being expensed over the life of the agreements. On October 21, 2011, the Company canceled and terminated unvested restricted shares and restricted stock units held by certain employees in exchange for issuing stock options. Each unvested share or unit that was forfeited and terminated was exchanged for a stock option to purchase 1.4 shares of common stock at $0.63 per share.

On October 28, 2011, the Company issued 600,000 shares of common stock to its Co-Founder, with a fair value of $378,000 on the date of grant. The shares will vest upon the earlier of the ten year anniversary of the date of grant or a change in control.  For the year ended December 31, 2011, the Company recorded $6,628 as an expense pertaining to this grant. (See Note 8, 9(A) and 10)

On December 14, 2011, the Company issued 4,250,000 shares of common stock to its Founder and Chief Executive Officer, with a fair value of $2,762,500 on the date of grant.  The shares will vest upon the earlier of the ten year anniversary of the date of grant or a change in control  For the year ended December 31, 2011, the Company recorded $12,866 as an expense pertaining to this grant. (See Note 9(A))
During the year ended December 31, 2010, 281,787 shares of previously granted common stock were fully vested and issued.  The Company recognized an expense of $13,053 for the value of services provided during 2011.

During the year ended December 31, 2010, an expense of $25,243 was recorded for shares granted under various employment agreements for services to be performed through January 1, 2013.  The fair value of the granted shares is being expensed over the life of the agreements.

On February 1, 2010, the Company entered into a one-year consulting agreement with an unrelated third party to provide legal services.  In exchange for the services provided, the Company issued 300,000 shares of the Company’s common stock with a fair value of $75,000.  During the year ended December 31, 2011, $75,000 was recorded as legal fees expense and $0 was recorded as deferred compensation.

On January 1, 2010, the Company issued 300,000 shares of the Company's common stock as part of an employment agreement with its Co-Founder.  The shares issued will vest upon the earlier of three years or upon a change in control of the Company.  As of December 31, 2011, the shares had not vested.  (See Note 9(A) and 10)

During the year ended December 31, 2010, $1,311 of deferred compensation was recognized for shares issued in 2009.

(B) Stock Options and Warrants Issued for Services and Cash

During the year ended December 31, 2011, the Company granted awards representing 2,048,955 shares to our employees for future services, which includes 348,955 options. On October 21, 2011, the Company offered to cancel and terminate unvested restricted shares and restricted stock units held by certain employees in exchange for issuing stock options to purchase shares of common stock. Each unvested share or unit that was forfeited and terminated was exchanged for a stock option to purchase 1.4 shares of common stock.  These options have a fair value of $1,210,696.  The Company recorded $321,282 for the year ended December 31, 2011 as expense pertaining to these and prior year grants.

During the year ended December 31, 2010, the Company granted 95,000 options to our employees for future services.  These options have a fair value of $23,497.  The Company recorded $49,293 for the year ended December 31, 2010 as expense pertaining to the grants in 2010 and prior.

The following tables summarize all stock options and warrants granted to employees, consultants, investors and our placement agent for the years ended December 31, 2011 and 2010, and the related changes during those years are presented below.

	Number of Options	Weighted Average Exercise Price
Stock Options
Balance at December 31, 2009	9,600,000
Granted	95,000	$0.27
Exercised	-
Forfeited	(3,450,000)
Balance at December 31, 2010	6,245,000
Granted	2,048,955	0.80
Exercised	—
Forfeited	—
Balance at December 31, 2011	8,293,955
Options Exercisable at December 31, 2011	6,110,000	$0.41
Weighted Average Fair Value of Options Granted During 2011		$0.80

Of the total options granted, 6,110,000 are fully vested, exercisable and non-forfeitable.

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at December 31, 2009	750,000
Granted	-
Exercised	-
Expired	(750,000)
Balance at December 31, 2010	—	—
Granted	2,380,000	$2.50
Exercised	(37,500)
Expired	—
Balance at December 31, 2011	2,342,500
Warrants Exercisable at December 31, 2011	2,342,500	$2.50
Weighted Average Fair Value of Warrants Granted During 2011		$2.50

The following table summarizes information about stock options and warrants for the Company as of December 31, 2011 and 2010:

2011 Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$0.00 - 0.13	4,650,000	0.97	$0.13	4,575,000	$0.13
$0.17 - 4.00	3,643,955	5.66	$0.78	1,535,000	$0.77

2010 Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2010	Weighted Average Exercise Price
$0.00 - 0.13	4,650,000	1.97	$0.13	4,500,000	$0.13
$0.17 - 1.00	1,950,000	1.78	$0.75	1,080,000	$0.81

2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$2.50	2,342,500	4.05	$2.50	2,342,500	$2.50

On August 16, 2010, the Company granted an option to purchase 25,000 shares of common stock at an exercise price of $0.35 per share. The option vested after one year of employment.  The Company has valued this option at its fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	5 years
Expected volatility:	282.30%
Risk free interest rate:	0.11%
Expected dividends:	0%

On September 13, 2010, the Company granted an option to purchase 20,000 shares of common stock at an exercise price of $0.22 per share.  10,000 shares of common stock vested after one year of employment and 10,000 shares of common stock will vest after two years of employment. The Company has valued these options at its fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	1-2 years
Expected volatility:	284.86%
Risk free interest rate:	0.17%
Expected dividends:	0%

On December 6, 2010, the Company granted an option to purchase 50,000 shares of common stock at an exercise price of $0.24 per share. 25,000 shares of common stock will vest after one year of employment and 25,000 shares of common stock will vest after two years of employment. The Company has valued this option at its fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	1-2 years
Expected volatility:	283.93%
Risk free interest rate:	1.53%
Expected dividends:	0%

On July 5, 2011, the Company granted an option to purchase 50,000 shares of common stock at an exercise price of $1.06 per share and an option to purchase 50,000 shares of common stock at an exercise price of $4.00 per share. 12,500 shares of common stock underneath each of the options will vest after one year of employment and 12,500 shares of common stock underneath each of the options will vest in equal annual installments thereafter. The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	5 years
Expected volatility:	230.40%
Risk free interest rate:	1.7%
Expected dividends:	0%

On October 4, 2011, the Company granted an option to purchase 600,000 shares of common stock at an exercise price of $0.60 per share.  The option vested one-third on the date of grant and will vest one-third on the first and second anniversaries of the date of the grant.  The Company has valued the option at its fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

On October 4, 2011, the Company granted an option to purchase 150,000 shares of common stock at an exercise price of $0.60 per share. The option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant. The Company has valued the option at its fair value using the Black-Scholes option pricing method.
Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

On October 4, 2011, the Company granted an option to purchase 50,000 shares of common stock at an exercise of $3.00 per share. The option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant. The Company has valued the option at its fair value using the Black-Scholes option pricing method.

Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

On October 21, 2011, the Company canceled and terminated unvested restricted shares and restricted stock units held by certain employees in exchange for issuing stock options. Each unvested share or unit that was forfeited and terminated was exchanged for a stock option to purchase 1.4 shares of common stock at $0.63 per share.

In accordance with ASC 718, this transaction was treated as a modification of an award and incremental compensation cost was measured as the excess, of the fair value of the 349,726 shares issued over the fair value of the exchanged shares immediately before terms were modified, measured based on the share price.

The Company has valued the exchanged options at their fair value on October 21, 2011 using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	10 years
Expected volatility:	197.00%
Risk free interest rate:	2.23%
Expected dividends:	0%

Based on the above calculation, the Company has determined that there is additional compensation to be realized as result of this modification of $47,472 for the year ended December 31, 2011, and amortized over a ten year period.

On October 27, 2011, the Company granted an option to purchase 500,000 shares of common stock at an exercise price of $0.65 per share. The option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant. The Company has valued the option at its fair value using the Black-Scholes option pricing method.
Expected life:	10 years
Expected volatility:	197.8%
Risk free interest rate:	2.42%
Expected dividends:	0%

On October 27, 2011, the Company granted an option to purchase 100,000 shares of common stock at an exercise price of $0.65 per share. The option vested 50% on the date of grant and will vest 50% on the six month anniversary of the date of grant. The Company has valued the option at its fair value using the Black-Scholes option pricing method.
Expected life:	10 years
Expected volatility:	197.8%
Risk free interest rate:	2.42%
Expected dividends:	0%

On November 7, 2011, the Company granted an option to purchase 150,000 shares of common stock at an exercise price of $0.71.  The option will vest in 50% annual installments beginning on the first anniversary of the date of grant.  The Company has valued the option at its fair value using the Black-Scholes option pricing method.

Expected life:	10 years
Expected volatility:	198.3%
Risk free interest rate:	2.04%
Expected dividends:	0%

On December 9, 2011, the Company granted an option to purchase 50,000 shares of common stock at an exercise price of $0.77.  The option vests equally over a one-year period.  The Company has valued the option at its fair value using the Black-Scholes option pricing method.

Expected life:	6 years
Expected volatility:	187.50%
Risk free interest rate:	2.07%
Expected dividends:	0%

(C) Stock Split

On January 12, 2010, the Company’s Board of Directors declared a three-for-one forward stock split (effected as a stock dividend) effective to stockholders of record on January 14, 2010.  Per share and weighted average amounts have been retroactively restated in the accompanying financial statements and related notes to reflect this stock split.

(D) Common Stock Issued for Cash

On January 12, 2011, the Company issued 4,250,000 units; each unit consisted of one share of common stock and a warrant to purchase 0.5 shares of common stock (2,125,000 warrants) for a total of $8,500,000. Each warrant is exercisable on or prior to January 19, 2016 and has an exercise price of $2.50 per share. The Company collected $8,500,000, less offering expenses of $584,300.

On April 28, 2011, the Company issued 37,500 shares of common stock in connection with the exercise of stock warrants for proceeds of $93,750, less offering expenses of $5,625.

 (E) Common Stock Issued For Conversion of Debt

The Company issued 823,157 shares of common stock to settle a convertible note payable to related party and accrued interest having a fair value of $71,959. There was no gain or loss recognized upon conversion. (See Note 8)

Common Stock Purchase Warrants	9 Months Ended
Sep. 30, 2012
Common Stock Purchase Warrants [Abstract]
Common Stock Purchase Warrants

12. Common Stock Purchase Warrants

In January 2011, we completed an equity financing that raised gross proceeds of $8,500,000 from the issuance of 4,250,000 units to certain accredited investors.  Each unit consisted of (i) one share of common stock at a price of $2.00 per share and (ii) one warrant to purchase 0.5 shares of common stock that was exercisable for five years from the date of issuance.  The warrants are exercisable any time on or before January 19, 2016 and have an exercise price of $2.50 per share.  We received $7,915,700 in net proceeds from the equity financing after deducting offering expenses of $584,300.  The exercise price of the warrants and number of shares of common stock to be received upon the exercise of the warrants are subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions that occur after January 19, 2011.

We also issued warrants to purchase up to 255,000 shares of our common stock to the placement agent in January 2011 in connection with the equity financing as additional consideration for its services.  These warrants have the same terms, including exercise price, registration rights and expiration, as the warrants issued to the investors in the equity financing.

Warrant Liability

In connection with the issuance of these warrants, the Company recorded a warrant liability on its Consolidated Balance Sheet based on the estimated fair value of the common stock warrants at the issuance date.  The warrants are valued at the end of each reporting period with changes recorded as mark-to-market adjustment on warrant liability on the Company’s Consolidated Statement of Operations.  The fair value of these warrants was $1,546,050 and $937,000 at September 30, 2012 and December 31, 2011, respectively, based on a model developed with the assistance of an independent third-party valuation expert.

The mark-to-market income (expense) on these warrants was $562,200 and $632,475 for the three months ended September 30, 2012 and September 30, 2011, respectively and $(609,050) and $2,014,575 for the nine months ended September 30, 2012 and September 30, 2011, respectively, and was not presented within loss from operations.

Common Stock Issued for Warrants Exercised

In April 2011, we issued 37,500 shares of our common stock and received net proceeds of $88,125 after an investor exercised common stock warrants issued in our equity financing at an exercise price of $2.50 per share.

The following table summarizes warrant activity for the nine months ended September 30, 2012:

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants:
Outstanding at December 31, 2011	2,342,500	$2.50
Granted	-
Exercised	-
Forfeited	-
Outstanding at September 30, 2012	2,342,500	2.50
Warrants exercisable at September 30, 2012	2,342,500	$2.50

Net Income (Loss) Per Common Share	9 Months Ended
Sep. 30, 2012
Net Income (Loss) Per Common Share [Abstract]
Net Income (Loss) Per Common Share

13. Net Income (Loss) Per Common Share

Basic income (loss) per common share is determined using the Two-Class Method and is computed by dividing net income (loss) attributable to Snap Interactive Inc. common shareholders by the weighted-average common shares outstanding during the period.  The Two-Class Method is an earnings allocation formula that determines income (loss) per share for each class of common stock and participating security according to dividends declared and participation rights in undistributed earnings.  Diluted income (loss) per common share reflects the more dilutive earnings per share amount calculated using the treasury stock method or the Two-Class Method.

The following table provides a reconciliation of basic and diluted net income (loss) per common share attributable to Snap Interactive Inc. common shareholders for the periods presented:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
		(As Restated)		(As Restated)
Net income (loss) attributable to Snap Interactive, Inc. shareholders	$302,306	$121,185	$(3,727,553)	$(50,328)
Net income (loss) allocated to participating securities	35,591	1,739	-	-
Net income (loss) attributable to Snap Interactive, Inc. common shareholders – basic	$266,715	$119,446	$(3,727,553)	$(50,328)
Average number of common shares outstanding – basic	38,593,304	37,718,256	38,584,641	37,484,089
Dilutive effect of equity awards	1,091,830	4,605,714	-	-
Average number of common shares outstanding – diluted	39,685,134	42,323,970	38,584,641	37,484,089

Net income (loss) per common share attributable to Snap Interactive, Inc. common shareholders:
Basic	$0.01	$0.00	$(0.10)	$(0.00)
Diluted	$0.01	$0.00	$(0.10)	$(0.00)

The following outstanding options, unvested restricted stock awards and warrants were excluded from the computation of diluted net income per share for the periods presented as their effect would have been anti-dilutive:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Options to purchase common stock	1,889,839	229,565	-	-
Unvested restricted stock awards	2,545,773	410,604	-	-
Common stock warrants	2,342,500	2,342,500	-	-

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

14.  Related Party Transactions

During the nine months ended September 30, 2012, there were no material changes to the Company’s transactions with related parties from those disclosed in “Note 10. Related Party Transactions” in the notes to the consolidated financial statements included in the Company’s Amendment No. 1 to its Annual Report on Form 10-K/A for the year ended December 31, 2011, filed with the SEC on December 7, 2012 which disclosure is hereby incorporated by reference herein, except for the following:

During the first quarter of 2012, 5,150,000 shares of restricted stock granted to the Company’s Chief Executive Officer and Co-Founder were issued in certificate form.  These shares have voting rights, but are not tradable and are not considered outstanding as of September 30, 2012 as they had not vested.  Accordingly, 5,150,000 shares were recorded as issued on the Company’s Consolidated Balance Sheet at September 30, 2012.

NOTE 10	RELATED PARTY TRANSACTIONS

On December 1, 2007, the Company entered into a one-year employment agreement with its Co-Founder, with the initial term of the employment agreement expiring on December 1, 2008. Pursuant to the employment agreement, the Company issued 300,000 shares of common stock and an option to purchase 3,000,000 shares of common stock. On January 1, 2010, the Company and its Co-Founder revised his employment agreement and agreed to issue 300,000 shares to him in exchange for cancellation of an option to purchase 3,000,000 shares that was previously issued and expensed on December 1, 2007.  The shares issued will vest upon the earlier of three years or upon a change in control in the Company due to reorganization, merger, consolidation, or sale of the Company.  In addition, the employment agreement provided him with annual compensation of $160,000 per year.  The agreement also called for the Co-Founder to receive health benefits, monthly membership  for a health and fitness facility as well as a complete annual physical.  In addition, upon a change in control of the Company, the Co-Founder will receive severance payments equal to the remaining amounts due under the employment agreement plus a minimum of two years base compensation, plus any prorated share of incentive compensation and stock options associated with any signing bonus, plus health benefits up to two years and up to $50,000 in job search costs.  On October 10, 2008, the Company also issued 750,000 shares of common stock having a fair value of $50,000 on the date of grant.  Beginning February 28, 2009, the Co-Founder receives $750 per month as a transportation allowance.  On October 28, 2011, the Company issued 600,000 shares of common stock to its Co-Founder having a fair value of $378,000 on the date of grant.  The shares issued will vest upon the earlier of the tenth anniversary of the date of grant or a change in control. As of December 31, 2011, the employment agreement had not been extended, however the employment relationship has continued under the terms described herein with an increased annual salary of $190,000, effective February 1, 2011 and $225,000 effective February 1, 2012.  For the year ended December 31, 2011, the Company authorized a $150,000 bonus to its Co-Founder. (See Note 9(A))

The Company has agreed to indemnify its Co-Founder against any action or suit brought against him as a result of the performance of his job duties.  (See Note 9(A))

On December 29, 2005, $92,648 of stockholder advances from the Company’s Co-Founder were converted into an unsecured convertible note payable, due December 31, 2008 (extended to December 31, 2011) and bearing interest at a rate of 6% per annum.  The note could have been converted at the rate of $0.08 per share for each $1.00 of debt.  The cash offering price at that time was $0.08 and therefore there was no beneficial conversion feature on the note as the market price and conversion price were equivalent.  During 2006, the Co-Founder exchanged $7,300 of the note payable in full payment of a subscription receivable. On March 27, 2007, the Co-Founder converted additional debt totaling $50,000 in exchange for 600,000 shares of common stock. The fair value of the common stock was $0.08 per share based upon the terms of the convertible note entered into on December 29, 2005. Accordingly, no gain or loss was recognized in this transaction.  At December 31, 2011, the Company had a remaining principal balance due of $35,348. (See Note 8)

On March 1, 2007, $10,138 of a second stockholder advance from the Company’s Co-Founder was converted into an unsecured convertible note payable, due March 1, 2010 (extended to March 1, 2012) and bearing interest at a rate of 6% per annum.  The debt could have been converted at the rate of $0.10 per share for each $1 of debt.  There was no beneficial conversion feature recognized on the conversion.  At December 31, 2011, the Company had a remaining principal balance of $10,138. (See Note 8)

During the year ended December 31, 2011, the remaining balance of these convertible notes of $35,348 and $10,138 in principal, respectively, and accrued interest of $26,473 was converted into $823,157 shares of common stock to settle these convertible notes. (See Note 7(E) and 8)

On June 1, 2010, the Company entered into a two-year consulting agreement with a related party to provide consulting services.  In exchange for the services provided, the Company pays a consulting fee of $8,000 per month and a transportation allowance of $600 per month. (See Note 9(B))

Convertible Notes Payable Related Party	12 Months Ended
Dec. 31, 2011
Convertible Notes Payable Related Party [Abstract]
CONVERTIBLE NOTES PAYABLE - RELATED PARTY

NOTE 8	CONVERTIBLE NOTES PAYABLE – RELATED PARTY

On December 29, 2005, $92,648 of stockholder advances from the Company’s Co-Founder were converted into an unsecured convertible note payable, due December 31, 2008 (extended to December 31, 2011) and bearing interest at a rate of 6% per annum. The note could have been converted at the rate of $0.08 per share for each $1.00 of debt.  The cash offering price at that time was $0.08 and therefore there was no beneficial conversion feature on the note as the market price and conversion price were equivalent.  During 2006, the Co-Founder exchanged $7,300 of the note payable in full payment of a subscription receivable. On March 27, 2007, the Co-Founder converted additional debt totaling $50,000 in exchange for 600,000 shares of common stock. The fair value of the common stock was $0.08 per share based upon the terms of the convertible principal note entered into on December 29, 2005. Accordingly, no gain or loss was recognized in this transaction.

On March 1, 2007, $10,138 of a second stockholder advance from the Company’s Co-Founder was converted into an unsecured convertible note payable, due March 1, 2010 (extended to March 1, 2012) and bearing interest at a rate of 6% per annum.  The debt could have been converted at the rate of $0.10 per share for each $1.00 of debt.  There was no beneficial conversion feature recognized on the conversion.

During the year ended December 31, 2011, the remaining balance of these convertible notes of $35,348 and $10,138 in principal, respectively, and accrued interest of $26,473, was converted into 823,157 shares of common stock to settle these convertible notes. (See Note 7(E) and 10)

Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments [Abstract]
Commitments

15. Commitments

Operating Lease Agreements

On February 25, 2009, the Company executed a three-year non-cancelable operating lease for its corporate office space.  The lease began on April 1, 2009 and expired on March 31, 2012.  Total base rent due during the term of the lease was $313,680.

On May 23, 2011, the Company executed a 46-month non-cancelable operating lease for its new corporate office space.  The lease began on June 1, 2011 and expires on March 30, 2015.  Total base rent due during the term of the lease is $973,595.  Monthly rent escalates during the term, but is recorded on a straight-line basis over the term of the lease. The Company can terminate the final five months of the lease with eight months' prior notice and the payment of unamortized costs.  Rent expense under this lease for the nine months ended September 30, 2012 and 2011 was $219,584 and $148,556, respectively.

NOTE 9	COMMITMENTS

(A) Employment Agreements

As of December 31, 2011, the Company entered into employment agreements with employees for various terms through June 30, 2013 requiring a commitment of salaries and bonuses totaling $720,417.  These agreements are subject to various conditions including continued employment with the Company at the time of scheduled payment of bonuses.  The agreements also call for the employees to receive health benefits as well as various stock and option awards.

On October 27, 2011, the Company entered into a two-year employment agreement with its Chief Financial Officer (“CFO”), that will automatically be renewed for a successive one-year term. Pursuant to the employment agreement, the Company issued stock options to purchase an aggregate of 600,000 shares of common stock at an exercise price of $0.65 per share.  In addition, the employment agreement provides him with an annual base salary of $250,000 per year and an annual bonus of $100,000 per year.   In addition, if the CFO is terminated by the Company prior to a change in control or within one year following a change in control, the CFO shall receive the following:

●	If the termination occurs after the first 30 days of employment but before six months of employment, an amount equal to one month of base salary.
●	If the termination occurs on or after six months of employment but before 12 months of employment, an amount equal to three months of base salary.
●	If the termination occurs on or after 12 months of employment, an amount equal to six months of base salary.

The CFO will also receive $300 per month as a transportation allowance and $150 per month as a cellular telephone allowance.

On October 12, 2009, the Company authorized the issuance of 30,000 shares of common stock in 2010 and 2011 as compensation pursuant to the terms of an agreement, having a fair value of $3,500 subject to certain terms and vesting requirements being met during that time period.

In January and February 2009, the Company entered into various agreements with several employees whereby the Company is required to issue up to 300,000 shares of the Company’s common stock in various increments over the following two years subject to conditions including continued employment with the Company at the time of issuance.

On December 1, 2007, the Company entered into a one-year employment agreement with its Co-Founder, with the initial term of the employment agreement expiring on December 1, 2008. Pursuant to the employment agreement, the Company issued 300,000 shares of common stock and an option to purchase 3,000,000 shares of common stock. On January 1, 2010, the Company and its Co-Founder revised his employment agreement and agreed to issue 300,000 shares to him in exchange for cancellation of an option to purchase 3,000,000 shares that was previously issued and expensed on December 1, 2007.  The shares issued will vest upon the earlier of three years or upon a change in control in the Company due to reorganization, merger, consolidation, or sale of the Company.  In addition, the employment agreement provided him with annual compensation of $160,000 per year.  The agreement also called for the Co-Founder to receive health benefits, monthly membership  for a health and fitness facility as well as a complete annual physical.  In addition, upon a change in control of the Company, the Co-Founder will receive severance payments equal to the remaining amounts due under the employment agreement plus a minimum of two years base compensation, plus any prorated share of incentive compensation and stock options associated with any signing bonus, plus health benefits up to two years and up to $50,000 in job search costs.  On October 10, 2008, the Company also issued 750,000 shares of common stock having a fair value of $50,000 on the date of grant.  Beginning February 28, 2009, the Co-Founder receives $750 per month as a transportation allowance.  On October 28, 2011, the Company issued 600,000 shares of common stock to its Co-Founder having a fair value of $378,000 on the date of grant.  The shares issued will vest upon the earlier of the tenth anniversary of the date of grant or a change in control. As of December 31, 2011, the employment agreement had not been extended, however the employment relationship has continued under the terms described herein with an increased annual salary of $190,000, effective February 1, 2011 and $225,000 effective February 1, 2012.  For the year ended December 31, 2011, the Company authorized a $150,000 bonus to its Co-Founder.

The Company has agreed to indemnify its Co-Founder against any action or suit brought against him as a result of the performance of his job duties.

In accordance with ASC 718, the exchange of an option to purchase 3,000,000 shares for 300,000 shares was treated as a modification of an award and incremental compensation cost was measured as the excess, if any, of the fair value of the 300,000 shares issued over the fair value of the exchanged options immediately before its terms were modified, measured based on the share price and other pertinent factors at that date.

The Company has valued the exchanged options at their fair value on March 1, 2010, using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	1 year
Expected volatility:	141.34%
Risk free interest rate:	3.31%
Expected dividends:	0%

Based on the above calculation, the Company has determined that there was no additional compensation to be realized as result of this modification.

On December 13, 2006, the Company executed an employment agreement with its President and Chief Executive Officer with an initial term of the employment agreement expiring on December 1, 2007. The employment agreement was renewed for a period of one additional year through December 1, 2008, and has not been subsequently extended. As compensation for services the President and Chief Executive Officer received a salary of a salary of $210,000 in 2010 and an increased annual salary of $250,000, effective February 1, 2011 and $285,000 effective February 1, 2012. The President and Chief Executive Officer also receives health benefits, a monthly membership for a health and fitness facility as well as a complete annual physical.  For the year ended December 31, 2010, a $200,000 cash year-end bonus was also issued. For the year ended December 31, 2011, the Company also authorized a $200,000 year-end bonus. On October 28, 2011, the Company issued 4,250,000 shares of common stock having a fair value of $2,762,500 on the date of grant. The shares issued will vest upon the earlier of the tenth anniversary of the date of grant or a change in control. The Company has also agreed to indemnify its President and Chief Executive Officer against any action or suit brought against him as a result of the performance of his job duties.

(B) Consulting Agreements

On October 21, 2011, the Company entered into a three-year agreement with an unrelated third party to provide public relations services. At the end of the initial term, the agreement will automatically extend for an additional year.  In exchange for the services provided, the Company pays a fee of $29,000 during year one, and $28,000 per year during years two and three.

On April 1, 2011, the Company entered into a two-year agreement with an unrelated third party to provide transaction services. At the end of the initial term, the agreement will automatically extend for an additional year.  In exchange for the services provided, the Company pays a minimum fee of $96,000 during the initial two-year term and additional transaction fees based on the level of revenue generated by the Company.

On June 30, 2010, the Company entered into a two-year agreement with an unrelated third party to provide certain payment-related services that commenced on September 30, 2010.   In the event of early termination by the Company, the Company will pay a termination fee to the vendor based upon a formula determined by the fees generated during the term of the agreement based on the nine months prior to termination of the agreement.

On June 1, 2010, the Company entered into a two-year consulting agreement with a related party to provide consulting services.  In exchange for the services provided, the Company pays a consulting fee of $8,000 per month and a transportation allowance of $600 per month. (See Note 10)

On March 25, 2010, the Company entered into a fifteen-month agreement with an unrelated third party to provide online monitoring and transaction services.  In exchange for the services provided, the Company pays a minimum fee of $2,500 per month and additional transaction fees based on the level of usage.

On February 1, 2010, the Company entered into a one-year legal agreement with an unrelated third party to provide legal services.  In exchange for services provided, the Company issued 300,000 shares of common stock having a fair value of $75,000 based upon fair value on the date of grant. As of December 31, 2011, $75,000 was recorded as compensation expense and $0 was recorded as deferred compensation. (See Note 7(A))

(C) Operating Lease Agreements

On February 25, 2009, the Company executed a three-year non-cancelable operating lease for its corporate office space. The lease began on April 1, 2009 and expires on March 31, 2012.  Total base rent due during the term of the lease is $313,680.

On May 23, 2011, the Company executed a 46-month non-cancelable operating lease for its new corporate office space.  The lease began on June 1, 2011 and expires on March 30, 2015.  Total base rent due during the term of the lease is $973,595.  The Company can terminate the final five months of the lease with eight months' prior notice and the payment of unamortized costs.

Rent expense for years ended December 31, 2011 and 2010 was $262,177 and $125,881, respectively.

As of December 31, 2011, the Company had two operating leases for its corporate office and planned on maintaining both leases under their respective terms.

At December 31, 2011, future minimum payments under non-cancelable operating leases are as follows:

December 31, 2011

2012	$305,062
2013	284,336
2014	291,444
2015	74,373
2016	-
Thereafter	-

Total	$955,215

(D) Financial Consulting

On December 28, 2009, the Company entered into a one-year agreement with a firm to serve as the Company’s financial advisor on certain transactions. In accordance with the agreement, the firm will receive a standard fee based on a formula that includes cash and warrants in the event of a successful transaction.  No such transactions have taken place to date and no fee has been paid out.  The agreement was terminated on December 28, 2010, however a reduced fee will be paid in the event of a successful transaction on or before March 31, 2012.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

On November 1, 2012, the Company authorized the issuance of 15,000 options with an exercise price of $1.00 per share. The options will vest equally over a four-year period beginning on the first anniversary of the date of grant.

On November 6, 2012, the Company authorized the issuance of 13,000 options with an exercise price of $0.88 per share. The options will vest equally over a four-year period beginning on the first anniversary of the date of grant.

On November 26, 2012, the Company authorized the issuance of 11,500 options with an exercise price of $0.70 per share. The options will vest equally over a four-year period beginning on the first anniversary of the date of grant.

NOTE 11	SUBSEQUENT EVENTS

On January 13, 2012, the Company authorized the issuance of 170,000 options having an exercise price of $1.00 per share. The options will vest equally over a four year period beginning on the first anniversary of the date of grant. The Company has valued these options at their fair value using the Black-Scholes option pricing method.

On January 17, 2012, the Company authorized the issuance of 35,000 options having an exercise price of $1.01 per share. The options will vest equally over a four year period beginning on the first anniversary of the date of grant. The Company has valued these options at their fair value using the Black-Scholes option pricing method.

On January 30, 2012, the Company authorized the issuance of 150,000 options having an exercise price of $1.47 per share. The options will vest equally over a four year period beginning on the first anniversary of the date of grant. The Company has valued these options at their fair value using the Black-Scholes option pricing method.

On January 30, 2012, the Company authorized the issuance of 150,000 options having an exercise price of $3.00 per share. The options will vest equally over a four year period beginning on the first anniversary of the date of grant. The Company has valued these options at their fair value using the Black-Scholes option pricing method.

In addition, the Company authorized a $604,000 cash bonus to its employees, President and Chief Executive Officer and Co-Founder.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Restatement of Certain Consolidated Financial Statements
Our Consolidated Statements of Operations for the three and nine months ended September 30, 2011 and our Consolidated Statements of Cash Flows for the nine months ended September 30, 2011 have been restated to correct the accounting for warrants issued as part of the Company’s January 2011 equity financing.  The Company has determined that, as prescribed under Accounting Standards Codification 480, Distinguishing Liabilities from Equity, these warrants should have been classified as liabilities on the Company’s Consolidated Balance Sheet because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  The proper accounting for this warrant liability requires the liability to be recorded at fair value on the Company’s Consolidated Balance Sheet, with corresponding changes in such fair value to be recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

(U) Restatement of Previously Issued Consolidated Financial Statements

        We have restated our consolidated financial statements as of and for the year ended December 31, 2012 as described in "Note 12—Restatement of Consolidated Financial Statements."

Significant Estimates and Judgments

Significant Estimates and Judgments

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Significant estimates relied upon in preparing these financial statements include the provision for future chargebacks and refunds on subscription revenue, estimates used to determine the fair value of our common stock, stock options, non-cash capital stock issuances, stock-based compensation and common stock warrants, collectability of our accounts receivable and the valuation allowance on deferred tax assets.  Management evaluates these estimates on an ongoing basis.  Changes in estimates are recorded in the period in which they become known. We base estimates on historical experience and various other assumptions that we believe to be reasonable under the circumstances. Actual results may differ from our estimates.

(C) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”), management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period.  Actual results could differ from those estimates.

Significant estimates in 2011 and 2010 included management’s evaluation for future chargebacks and refunds on subscription revenue, the valuation of stock options and non-cash capital stock issuances, certain assumptions related to the valuation of the warrant liability, collectability of accounts receivable and the valuation allowance on deferred tax assets.  Management evaluates these estimates on an ongoing basis.  Actual results may differ from these estimates under different assumptions or conditions.

Concentration of Credit Risk

Concentration of Credit Risk

At times the Company has cash in bank accounts in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits.  The Company had approximately $4,356,873 and $1,561,947 in excess of FDIC insurance limits as of September 30, 2012 and December 31, 2011, respectively.  The Company also had credit card holdback receivables of $415,571 and $441,840, which were held by payment processors, and $213,073 and $248,534 of which were not FDIC insured as of September 30, 2012 and December 31, 2011, respectively.

(M) Concentration of Credit Risk

At December 31, 2011, accounts receivable of $541,762 consisted of two main types of receivables; receivables from payment processors and receivables from advertising networks.

At December 31, 2011, $477,432 was receivable from payment processors constituting numerous customer charges that occurred prior to the close of the period but not yet remitted by the payment processor to the Company. The settlement of credit card sales typically occurs several days after the date of the charge. The Company generally receives payments from mobile payment processors each month. At December 31, 2011, 33% of accounts receivable was due from one mobile payment processor, 22% was due from one credit card payment processor, 19% was due from a second credit card payment processor and 13% was due from a second mobile payment processor.

At December 31, 2011, $64,330 was receivable primarily from one advertising network.

At times the Company has cash in bank accounts in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The Company had approximately $1,561,947 and $2,052,693 in excess of FDIC insurance limits as of December 31, 2011 and December 31, 2010, respectively. The Company also had a credit card holdback receivable of $441,840 as of December 31, 2011, which was held by payment processors and $248,534 of which was not FDIC insured.

Warrant liability

Warrant liability

The Company issued common stock warrants in January 2011 in conjunction with an equity financing.  In accordance with Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”), the fair value of these warrants is classified as a liability on the Company’s Consolidated Balance Sheets because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  Corresponding changes in the fair value of the warrants are recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

(T) Warrant Liability

The Company issued common stock warrants in January 2011 in conjunction with an equity financing.  In accordance with Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”), the fair value of these warrants is classified as a liability on the Company’s Consolidated Balance Sheets because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  Corresponding changes in the fair value of the warrants are recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

Income Taxes

Income Taxes

Income taxes are recognized for the amount of taxes payable for the current year and for the future tax consequence of events that have been recognized differently in the financial statements than on an income tax return.  Deferred tax assets and liabilities are established using statutory tax rates and are adjusted for tax rate changes in the period of enactment.
We assess the realizability of our deferred tax assets by considering positive (e.g., sources of taxable income) and negative (e.g., recent historical losses) evidence.  If, based on the evidence,  it is concluded that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is recorded.

We recognize in our financial statements the impact of a tax position taken on an income tax return if it is more likely than not that the tax position will be sustained on audit, based on the technical merits of the tax position.  This involves the identification of potential uncertain tax positions, the evaluation of tax law and an assessment of whether a liability for uncertain tax positions is necessary.  Different conclusions reached in this assessment can have a material impact on our consolidated financial statements.  Currently, we have no uncertain tax positions.

(E) Income Taxes

The Company accounts for income taxes under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 740, Income Taxes (“ASC 740”).  Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Recently Adopted Accounting Pronouncement

Recently Adopted Accounting Pronouncement

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued revised authoritative guidance (Accounting Standards Update (“ASU”) No. 2011-04) covering fair value measurements and disclosures.  The amended guidance include provisions for (1) the application of concepts of "highest and best use" and "valuation premises", (2) an option to measure groups of offsetting assets and liabilities on a net basis, (3) incorporation of certain premiums and discounts in fair value measurements, and (4) measurement of the fair value of certain instruments classified in stockholders' equity.  The revised guidance is effective for interim and annual periods beginning after December 15, 2011.  The Company adopted this revised authoritative guidance prospectively for new or materially modified arrangements beginning January 1, 2012.  The adoption of this revised authoritative guidance update did not have a significant impact on the Company’s consolidated financial statements.

(R) Recent Accounting Pronouncements

In October 2009, the FASB issued an Accounting Standard Update (“ASU”) No. 2009-13 (“ASU 2009-13”), which addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit and modifies the manner in which the transaction consideration is allocated across the separately identified deliverables. ASU 2009-13 significantly expands the disclosure requirements for multiple-deliverable revenue arrangements. ASU 2009-13 is effective for the first annual reporting period beginning on or after June 15, 2010, and may be applied retrospectively for all periods presented or prospectively to arrangements entered into or materially modified after the adoption date. The adoption of ASU 2009-13 on January 1, 2011 did not have a material effect on the Company’s financial statements upon its required adoption.

In January 2010, the FASB issued guidance to amend the disclosure requirements related to recurring and nonrecurring fair value measurements. The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 (quoted prices in active market for identical assets or liabilities) and Level 2 (significant other observable inputs) of the fair value measurement hierarchy, including the reasons and the timing of the transfers. Additionally, the guidance requires a roll forward of activities on purchases, sales, issuance, and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements). The guidance became effective for the Company with the reporting period beginning January 1, 2010, except for the disclosure on the roll forward activities for Level 3 fair value measurements, which became effective for the Company with the reporting period beginning July 1, 2011. Other than requiring additional disclosures, adoption of this new guidance did not have a material impact on the Company’s financial statements.

In April 2010, the FASB issued ASU No. 2010-13 (“ASU 2010-13”), which amends ASC 718 – Compensation – Stock Compensation (“ASC 718”) to clarify that a stock-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades shall not be considered to contain a market, performance, or service condition. Therefore, such an award is not to be classified as a liability if it otherwise qualifies as equity classification. ASU 2010-13 is effective for fiscal years beginning on or after December 15, 2010, and its adoption did not have a material impact on the Company’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of ASC 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early adoption by public entities is not permitted.  The Company will adopt the methodologies prescribed by this ASU by the date required and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.

The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted.  The amendments do not require any transition disclosures. Due to the recent nature of this pronouncement, the Company is evaluating when it will adopt of ASU 2011-05, but it will adopt the ASU retrospectively by the due date.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other, which simplifies how an entity is required to test goodwill for impairment. This ASU would allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted. This standard is not expected to have a material impact on the Company’s results of operations or financial position.

Earnings Per Share

Basic net income (loss) per common share is computed based upon the weighted average common shares outstanding as defined by the FASB ASC 260, Earnings Per Share.  Diluted net income (loss) per common share includes the dilutive effects of stock options, warrants and stock equivalents.  To the extent stock options, warrants and stock equivalents are anti-dilutive, they are excluded from the calculation of diluted net income (loss) per common share.  For the nine months ended September 30, 2012, 7,013,205 shares issuable upon the exercise of stock options and warrants were not included in the computation of diluted net loss per share because their inclusion would be anti-dilutive.  For the nine months ended September 30, 2011, 8,687,500 shares issuable upon the exercise of stock options and warrants and 525,555 shares issuable upon the conversion of convertible debt were not included in the computation of net loss per common share because their inclusion would be anti-dilutive.

(J) Income (Loss) Per Share

Basic income (loss) per share is computed based upon the weighted average common shares outstanding as defined by ASC No. 260, Earnings Per Share.  Diluted net income (loss) per share includes the dilutive effects of stock options, warrants and stock equivalents.  To the extent stock options, stock equivalents and warrants are antidilutive, they are excluded from the calculation of diluted income per share.  For the year ended December 31, 2011, 8,162,500 shares issuable upon the exercise of stock options and warrants and 525,555 shares issuable upon the conversion of convertible debt were not included in the computation of diluted loss per share because their inclusion would be antidilutive.  For the year ended December 31, 2010, 6,645,000 shares issuable upon the exercise of stock options and warrants were not included in the computation of loss per share because their inclusion would be antidilutive.

The following table sets forth the computation of basic loss per share:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Net loss for the period	$(1,593,173)	$(1,167,070)

Weighted average number of shares outstanding	37,619,208	33,053,030

Basic net loss per share	$(0.04)	$(0.04)

The following table sets for the computation of diluted loss per share:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Net loss for the period	$(1,593,173)	$(1,167,070)

Weighted average number of shares outstanding	37,619,208	33,053,030
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance	-	-
Warrants and options as of beginning of period	-	-
Weighted average number of common and common equivalent shares	37,619,208	33,053,030

Diluted net loss per share	$(0.04)	$(0.04)

Distinguishing Liabilities from Equity
The Company has determined that, as prescribed under Accounting Standards Codification 480, Distinguishing Liabilities from Equity, these warrants should have been classified as liabilities on the Company’s Consolidated Balance Sheet because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  The proper accounting for this warrant liability requires the liability to be recorded at fair value on the Company’s Consolidated Balance Sheets, with corresponding changes in such fair value to be recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

Principles of Consolidation

(B) Principles of Consolidation

The accompanying 2011 and 2010 consolidated financial statements include the accounts of Snap Interactive, Inc. and its wholly owned subsidiaries, eTwine, Inc. and Snap Mobile Limited.  All intercompany accounts have been eliminated upon consolidation.

Cash and Cash Equivalents

(D) Cash and Cash Equivalents

For purposes of the cash flow statements, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Furniture, Fixtures and Equipment

(F) Furniture, Fixtures and Equipment

The Company values furniture, fixtures and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company depreciates software and website costs over a three-year useful life, computer equipment over a five-year useful life, furniture over a seven-year useful life and fixtures, including leasehold improvements, over the term of the lease.

In accordance with ASC No. 360, Property, Plant and Equipment, the Company carries long-lived assets at the lower of the carrying amount or fair value. Impairment is evaluated by estimating future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the assets, an impairment loss is recognized. Fair value, for purposes of calculating impairment, is measured based on estimated future cash flows, discounted at a market rate of interest.

There were no impairment losses recorded during the years ended December 31, 2011 and 2010.

Intangible Assets

(G) Intangible Assets

In accordance with ASC No. 350, Intangibles, Goodwill and Other, the Company requires that intangible assets with a finite life be amortized over their life and requires that goodwill and intangible assets be reviewed for impairment annually or more frequently if impairment indicators arise.

Stock-Based Compensation

(H) Stock-Based Compensation

In accordance with ASC No. 718, Compensation – Stock Compensation (“ASC 718”), the Company measures the compensation costs of stock-based compensation arrangements based on the grant date fair value and recognizes the costs in the financial statements over the period during which employees are required to provide services. Stock-based compensation arrangements include stock options, restricted stock plans, performance-based awards, stock appreciation rights and employee stock purchase plans.  As such, compensation cost is measured on the date of grant at their fair value. Compensation amounts concerning stock options, if any, are amortized over the respective vesting periods of the grant.

Equity instruments (“instruments”) issued to persons other than employees are recorded on the basis of the fair value of the instruments, as required by ASC 718.  ASC No. 505, Equity Based Payments to Non-Employees (“ASC 505”), defines the measurement date and recognition period for such instruments.  In general, the measurement date is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete and (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in ASC 505.

Business Segments		(I) Business Segments The Company operates in one segment, and therefore segment information is not presented.
Fair Value of Financial Instruments

(K) Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for accounts receivable, credit card holdback receivable, prepaid expenses, accounts payable, accrued expenses, deferred revenue, accrued interest - related party and convertible notes payable - related party is the approximate fair value based on the short-term maturity of these instruments.

Research and Development

(L) Research and Development

The Company has adopted the provisions of ASC No. 350, Intangibles – Goodwill & Other.  Costs incurred in the planning stage of a website are expensed as research and development expenses while costs incurred in the development stage are capitalized and amortized over the life of the asset, estimated to be five years.  Expenses subsequent to the launch have been expensed as research and development expenses.

Revenue Recognition

(N) Revenue Recognition

The Company recognizes revenue on arrangements in accordance with ASC No. 605, Revenue Recognition.  In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.

The Company has revenue streams consisting of subscriptions, sales of points and advertisements.

The Company recognizes revenue from monthly premium subscription fees in the month in which the services are used. Revenues are presented net of refunds, credits and known and estimated credit card chargebacks.   During 2011, subscriptions were offered in durations of varying length from one month to six months – generally in one, three, and six month terms. Twelve-month subscriptions were added in February 2012..

Revenues from multi-month subscriptions are recognized over the length of the subscription term rather than when the subscription is purchased. Because a significant amount of the Company’s subscription sales occurred from subscriptions with a term of three or six months, the Company apportions that revenue over the duration of the subscription term even though it is collected in full at the time of purchase. The difference between the gross cash receipts collected and the recognized revenue from those sales during that reporting period will appear as deferred revenue.

The Company also recognized revenue from the direct sale of “points” over two months.  Points could be used in exchange for premium features on our product. Sales of points were discontinued in February 2012.

The Company recognizes advertising revenue as earned on a click-through, impression, and registration or subscription basis.  When a user clicks an advertisement (CPC basis), views an advertisement impression (CPM basis), registers for an external website via an advertisement clicked on through the Company’s application (CPA basis), or clicks on an offer to subscribe to premium features on the Company’s applications, the contract amount is recognized as revenue.

The Company’s payment processors have established routine reserve accounts to secure the performance of the Company’s obligations under its service agreements, which is standard practice within the payment processing industry.  These reserve accounts withhold a small percentage of the Company’s sales in a segregated account in the form of a six-month rolling reserve.  The funds that are withheld each month are returned to the Company on a monthly basis after six months of being held in the reserve account and any remaining funds will be returned to the Company 90 to 180 days following termination of such agreements.  These funds are classified as credit card holdback receivable and totaled $441,840 and $239,452 at December 31, 2011 and December 31, 2010, respectively.

For the years ended December 31, 2011 and 2010, the Company had the following revenues:

	2011	2010

Advertising revenue	$374,175	$254,753
Subscription/points revenue	18,781,368	6,413,874
Total revenue	$19,155,543	$6,668,627

We reserve for potential credit card chargebacks based on our historical experience and knowledge of the industry.  As of December 31, 2011, the Company recorded $61,572 for potential future chargebacks and the amount is included in accrued expenses on the balance sheet.

Programming, Hosting and Technology Expense

(O) Programming, Hosting and Technology Expense

Programming, hosting and technology expense includes the expenses associated with the operation of data centers, including labor, consulting, hosting, server, web design and programming expenses.

Reclassification		(P) Reclassification Certain amounts from prior periods have been reclassified to conform to the current period presentation
Advertising and Marketing

(Q) Advertising and Marketing

Advertising and marketing costs are expensed as incurred.  Advertising and marketing expense was $14,626,963 and $3,906,317 for the years ended  December 31, 2011 and 2010, respectively.

Investments

(S) Investments

ASC 320, “Accounting for Certain Investments in Debt and Equity Securities” (“ASC 320”), as amended and interpreted, requires that at the time of purchase, designation of a security as held-to-maturity, available-for-sale or trading depending on the ability and intent to hold such security to maturity. Securities classified as trading and available-for-sale are reported at fair value, while securities classified as held-to-maturity are reported at amortized cost. Accordingly, all securities held at December 31, 2011 are designated as held-to-maturity and reported at amortized cost.

ASC 320 provides guidance on determining when an investment is other than temporarily impaired. The Company reviews its equity investment portfolio for any unrealized losses that would be deemed other-than-temporary and require the recognition of an impairment loss in income. If the cost of an investment exceeds its fair value, the Company evaluates, among other factors, general market conditions, the duration and extent to which the fair value is less than cost, and the Company’s intent and ability to hold the investments. Management also considers the type of security, related-industry and sector performance, as well as published investment ratings and analyst reports, to evaluate its portfolio. Once a decline in fair value is determined to be other than temporary, an impairment charge is recorded and a new cost basis in the investment is established. If market, industry, and/or investee conditions deteriorate, the Company may incur future impairments. The Company has not recorded any equity investment losses for the year ended December 31, 2011.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule of computation of basic loss per share

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Net loss for the period	$(1,593,173)	$(1,167,070)

Weighted average number of shares outstanding	37,619,208	33,053,030

Basic net loss per share	$(0.04)	$(0.04)

Schedule of computation of diluted loss per share

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Net loss for the period	$(1,593,173)	$(1,167,070)

Weighted average number of shares outstanding	37,619,208	33,053,030
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance	-	-
Warrants and options as of beginning of period	-	-
Weighted average number of common and common equivalent shares	37,619,208	33,053,030

Diluted net loss per share	$(0.04)	$(0.04)

Schedule of revenue
	2011	2010

Advertising revenue	$374,175	$254,753
Subscription/points revenue	18,781,368	6,413,874
Total revenue	$19,155,543	$6,668,627

Restatement of Certain Consolidated Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement Of Certain Consolidated Financial Statements [Abstract]
Effects of the restatement on the Company’s consolidated financial statements

Consolidated Statement of Operations for the Three Months Ended September 30, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Mark-to-market adjustment on warrant liability	$-	$632,475	$632,475
Net loss before income tax	(511,290)	632,475	121,185
Net loss	(511,290)	632,475	121,185
Net loss per share - Basic and diluted	(0.01)	0.01	0.00

Consolidated Statement of Operations for the Nine Months Ended September 30, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Mark-to-market adjustment on warrant liability	$-	$2,014,575	$2,014,575
Net loss before income tax	(2,064,903)	2,014,575	(50,328)
Net loss	(2,064,903)	2,014,575	(50,328)
Net loss per share - Basic and diluted	(0.06)	0.06	(0.00)

Consolidated Statement of Cash Flows for the Nine Months Ended September 30, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Net loss	$(2,064,903)	$2,014,575	$(50,328)
Mark-to-market adjustment on warrant liability	-	(2,014,575)	(2,014,575)

Consolidated Balance Sheet as of December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Warrant liability	$-	$937,000	$937,000
Total liabilities	5,154,442	937,000	6,091,442
Additional paid-in capital	11,231,864	(2,975,000)	8,256,864
Accumulated deficit	(5,722,743)	2,038,000	(3,684,743)
Total Stockholders' Equity	5,547,701	(937,000)	4,610,701

Consolidated Statements of Operations for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Mark-to-market adjustment on warrant liability	$-	$2,038,000	$2,038,000
Total Other Income (Expense)	32,767	2,038,000	2,070,767
Loss Before Provision For Income Taxes	(3,631,173)	2,038,000	(1,593,173)
Net Loss	(3,631,173)	2,038,000	(1,593,173)
Net Loss Per Share - Basic and diluted	(0.10)	0.06	(0.04)

Consolidated Statement of Changes in Stockholders' Equity for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Additional paid-in capital	$11,231,864	$(2,975,000)	$8,256,864
Accumulated deficit	(5,722,743)	2,038,000	(3,684,743)
Total Stockholders' Equity	5,547,701	(937,000)	4,610,701

Consolidated Statements of Cash Flows for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Net Loss	$(3,631,173)	$2,038,000	$(1,593,173)
Mark-to-market adjustment on warrant liability	-	(2,038,000)	(2,038,000)

Accounts Receivable, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes Receivable [Abstract]
Accounts receivable, net

	September 30,	December 31,
	2012	2011
	(Unaudited)
Accounts receivable	$453,138	$665,154
Less: Allowance for doubtful accounts	-	(123,392)
Less: Reserve for future chargebacks	(42,292)	(61,572)
Total accounts receivable, net	$410,846	$480,190

	As of December 31, 2011	As of December 31, 2010
Accounts receivable	$541,762	$185,585
Less: Allowance for doubtful accounts	—	—
Accounts receivable, net	$541,762	$185,585

Investments and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investments and Fair Value Measurements [Abstract]
Summary of assets and liabilities measured at fair value

	September 30, 2012
	(Unaudited)				December 31, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS:
Cash equivalents:
U.S. government securities (1)	$500,071	$—	$—	$500,071	$—	$—	$—	$—
Certificates of deposit	500,000	—	—	500,000	—	—	—	—
Total cash equivalents	$1,000,071	$—	$—	$1,000,071	$—	$—	$—	$—
Short-term investments:
U.S. government securities (2)	$—	$—	$—	$—	$3,506,205	$—	$—	$3,506,205
Certificates of deposit	—	—	—	—	2,975,000	—	—	2,975,000
Total short-term investments	$—	$—	$—	$—	$6,481,205	$—	$—	$6,481,205
LIABILITIES:
Common Stock Warrants:
Common stock warrants	$—	$—	$1,546,050	$1,546,050	$—	$—	$937,000	$937,000
Total common stock warrants	$—	$—	$1,546,050	$1,546,050	$—	$—	$937,000	$937,000

(1) Includes amortization premium paid of $1,099 as of September 30, 2012.
(2) Includes amortization premium paid of $8,733 as of December 31, 2011.

	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Quoted Prices in Inactive Markets for Identical Assets	Level 3: Significant Unobservable Inputs	Total at December 31, 2011

Government securities	$3,514,938	$-	$-	$3,514,938
Less: amortization premium paid	(8,733)			(8,733)
Total government securities	$3,506,205	$-	$-	$3,506,205

Certificates of deposit	$2,975,000	$-	$-	$2,975,000

Warrant liability	$-	$-	$937,000	$937,000

Summary of amortized cost, fair value, and weighted average yield of marketable securities and certificates of deposit

Security Type	Remaining Maturity	Consolidated Balance Sheet Classification	Amortized Cost	Fair Value	Yield
Government securities	31 Days	Cash and cash equivalents	$500,071	$500,095	0.37%
Certificates of deposit	89 Days	Cash and cash equivalents	500,000	500,088	0.52%
		Total	$1,000,071	$1,000,183

	As of December 31, 2011
	Cost	Fair Value	Yield
U.S. Government Securities
Due within one year	$3,506,205	$3,507,640	0.60%
	-	-	-
	$3,506,205	$3,507,640

	As of December 31, 2011
	Cost	Fair Value	Yield
Certificates of Deposit
Due within one year	$2,975,000	$2,972,569	0.33%
	-	-	-
	$2,975,000	$2,972,569

Summary of estimated fair value of the warrant liability

	September 30,	December 31,
	2012	2011
	(Unaudited)
Stock price	$1.11	$0.65
Strike price	$2.50	$2.50
Remaining contractual term (years)	3.3	4.1
Volatility	192.2%	215.5%
Adjusted volatility	125.8%	125.5%
Risk-free rate	0.4%	0.6%
Dividend yield	0.0%	0.0%

December 31,
2011

Stock price	$0.65
Strike price	$2.50
Remaining contractual term (years)	4.1
Volatility	215.5%
Adjusted volatility	125.5%
Risk-free rate	0.6%
Dividend yield	0.0%

Fixed Assets and Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fixed Assets and Intangible Assets, Net [Abstract]
Summary of fixed assets and intangible assets

	September 30,	December 31,
	2012	2011
	(Unaudited)
Computer equipment	$196,538	$143,461
Furniture and fixtures	142,856	159,051
Leasehold improvements	377,727	329,156
Software	9,905	7,342
Website domain name	24,938	24,938
Website costs	40,500	40,500
Total fixed assets	792,464	704,448
Less: Accumulated depreciation and amortization	(218,916)	(125,985)
Total fixed assets and intangible assets, net	$573,548	$578,463

	As of December 31, 2011	As of December 31, 2010

Computer equipment	$143,461	$64,437
Furniture	159,051	32,342
Website domain name	24,938	24,938
Software	7,342	2,701
Website costs	40,500	40,500
Leasehold improvements	329,156	-
Less: accumulated depreciation and amortization	(125,985)	(75,412)
Total equipment and intangibles, net	$578,463	$89,506

Schedule of estimated future amortization and depreciation of intangible and tangible assets
Year	Amount

2012	$138,890
2013	135,911
2014	130,862
2015	96,743
2016 and thereafter	76,057
$578,463

Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

	September 30,	December 31,
	2012	2011
	(Unaudited)
Compensation and benefits	$375,000	$817,656
Deferred rent	40,475	40,475
Professional fees	120,000	-
Other accrued expenses	6,851	6,852
Total accrued expenses and other current liabilities	$542,326	$864,983

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule of deferred tax assets and liability

	Years Ended December 31,
Deferred tax liability:	2011	2010
Furniture, fixtures, equipment and intangibles	$37,072	$6,851
Deferred tax asset
Stock options for services	(562,163)	(420,505)
Net operating loss carryforward	(1,924,412)	(484,591)
Valuation allowance	2,449,503	905,096
Net deferred tax asset	-	-
Net deferred tax liability	$37,072	$6,851

Schedule of components of income tax expense
	Years Ended December 31,
Federal	2011	2010
Current	$-	$-
Deferred	-	-
	-	-

State and Local
Current	$-	$12,596
Deferred	-	-
	-	12,596

Schedule of statutory rate applied to company's income tax expenses
	Years Ended December 31,
	2011	2010
Statutory rate applied to loss before income taxes:	$(1,234,599)	$(395,571)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(366,436)	(104,812)
Change in deferred tax asset valuation allowance	1,544,407	484,591
Stock based compensation	-	21,734
Non-deductible expenses	44,032	16,896
Other	12,596	(10,242)
Income Tax Expense	$-	$12,596

Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average assumptions used to estimate fair value of options granted
Nine Months Ended September 30, 2012
Expected volatility	301.48%
Expected life of option	6.05 Years
Risk free interest rate	1.00%
Expected dividend yield	0%

Expected life:	5 years
Expected volatility:	282.30%
Risk free interest rate:	0.11%
Expected dividends:	0%

Expected life:	1-2 years
Expected volatility:	284.86%
Risk free interest rate:	0.17%
Expected dividends:	0%

Expected life:	1-2 years
Expected volatility:	283.93%
Risk free interest rate:	1.53%
Expected dividends:	0%

Expected life:	5 years
Expected volatility:	230.40%
Risk free interest rate:	1.7%
Expected dividends:	0%

Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

Expected life:	10 years
Expected volatility:	197.00%
Risk free interest rate:	2.23%
Expected dividends:	0%

Expected life:	10 years
Expected volatility:	197.8%
Risk free interest rate:	2.42%
Expected dividends:	0%

Expected life:	10 years
Expected volatility:	197.8%
Risk free interest rate:	2.42%
Expected dividends:	0%

Expected life:	10 years
Expected volatility:	198.3%
Risk free interest rate:	2.04%
Expected dividends:	0%

Expected life:	6 years
Expected volatility:	187.50%
Risk free interest rate:	2.07%
Expected dividends:	0%

Summary of stock options and warrants by exercise price range

The following table summarizes information about stock options and warrants for the Company as of December 31, 2011 and 2010:

2011 Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$0.00 - 0.13	4,650,000	0.97	$0.13	4,575,000	$0.13
$0.17 - 4.00	3,643,955	5.66	$0.78	1,535,000	$0.77

2010 Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2010	Weighted Average Exercise Price
$0.00 - 0.13	4,650,000	1.97	$0.13	4,500,000	$0.13
$0.17 - 1.00	1,950,000	1.78	$0.75	1,080,000	$0.81

2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$2.50	2,342,500	4.05	$2.50	2,342,500	$2.50

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock options granted

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2011	8,118,955	$0.41
Granted	1,237,500	1.48
Exercised	(75,000)	0.33
Expired or canceled, during the period	(4,500,000)	0.13
Forfeited, during the period	(110,750)	0.97
Outstanding at September 30, 2012	4,670,705	0.94
Exercisable at September 30, 2012	2,054,114	$0.73

	Number of Options	Weighted Average Exercise Price
Stock Options
Balance at December 31, 2009	9,600,000
Granted	95,000	$0.27
Exercised	-
Forfeited	(3,450,000)
Balance at December 31, 2010	6,245,000
Granted	2,048,955	0.80
Exercised	—
Forfeited	—
Balance at December 31, 2011	8,293,955
Options Exercisable at December 31, 2011	6,110,000	$0.41
Weighted Average Fair Value of Options Granted During 2011		$0.80

Summary of unvested stock options / restricted stock award

	Number of Options	Weighted Average Grant Date Fair Value
Unvested Stock Options:
Unvested stock options outstanding at December 31, 2011	1,885,955	$0.54
Granted	1,237,500	1.29
Vested	(396,114)	0.39
Forfeited, during the period	(110,750)	0.68
Unvested stock options outstanding at September 30, 2012	2,616,591	$0.91

Non-employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock options granted
	Number of Options		Weighted Average Exercise Price
Non-employee Stock Options:
Outstanding at December 31, 2011		530,000		$0.94
Granted		400,000		1.21
Exercised		-
Expired or canceled, during the period		-
Forfeited, during the period		-
Outstanding at September 30, 2012		930,000		1.06
Exercisable at September 30, 2012		542,500		$0.95

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of unvested stock options / restricted stock award

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2011	300,000	$0.45
Granted	4,850,000	0.65
Vested	-
Forfeited, during the period	-
Outstanding at September 30, 2012	5,150,000	$0.55

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock options granted

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at December 31, 2009	750,000
Granted	-
Exercised	-
Expired	(750,000)
Balance at December 31, 2010	—	—
Granted	2,380,000	$2.50
Exercised	(37,500)
Expired	—
Balance at December 31, 2011	2,342,500
Warrants Exercisable at December 31, 2011	2,342,500	$2.50
Weighted Average Fair Value of Warrants Granted During 2011		$2.50

Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Valuation assumptions for option
Expected life:	1 year
Expected volatility:	141.34%
Risk free interest rate:	3.31%
Expected dividends:	0%

Schedule of future minimum payments under non-cancelable operating leases
December 31, 2011

2012	$305,062
2013	284,336
2014	291,444
2015	74,373
2016	-
Thereafter	-

Total	$955,215

Common Stock Purchase Warrants (Tables)	9 Months Ended
Sep. 30, 2012
Common Stock Purchase Warrants [Abstract]
Summary of warrants granted

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants:
Outstanding at December 31, 2011	2,342,500	$2.50
Granted	-
Exercised	-
Forfeited	-
Outstanding at September 30, 2012	2,342,500	2.50
Warrants exercisable at September 30, 2012	2,342,500	$2.50

Net Income (Loss) Per Common Share (Tables)	9 Months Ended
Sep. 30, 2012
Net Income (Loss) Per Common Share [Abstract]
Reconciliation of the numerator and denominator used in computing basic and diluted net loss per common share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
		(As Restated)		(As Restated)
Net income (loss) attributable to Snap Interactive, Inc. shareholders	$302,306	$121,185	$(3,727,553)	$(50,328)
Net income (loss) allocated to participating securities	35,591	1,739	-	-
Net income (loss) attributable to Snap Interactive, Inc. common shareholders – basic	$266,715	$119,446	$(3,727,553)	$(50,328)
Average number of common shares outstanding – basic	38,593,304	37,718,256	38,584,641	37,484,089
Dilutive effect of equity awards	1,091,830	4,605,714	-	-
Average number of common shares outstanding – diluted	39,685,134	42,323,970	38,584,641	37,484,089

Net income (loss) per common share attributable to Snap Interactive, Inc. common shareholders:
Basic	$0.01	$0.00	$(0.10)	$(0.00)
Diluted	$0.01	$0.00	$(0.10)	$(0.00)

Securities excluded from the computation of diluted net income (loss) per share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Options to purchase common stock	1,889,839	229,565	-	-
Unvested restricted stock awards	2,545,773	410,604	-	-
Common stock warrants	2,342,500	2,342,500	-	-

Restatement of Certain Consolidated Financial Statements (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effect of restatement on the Company's balance sheet
Warrant liability	$ 1,546,050		$ 1,546,050		$ 937,000
Total liabilities	6,610,002		6,610,002		6,029,870	2,961,167
Additional paid-in capital	9,117,897		9,117,897		8,256,864	2,730,659
Accumulated deficit	(7,412,296)		(7,412,296)		(3,684,743)	(2,091,570)
Total Stockholders' Equity	1,744,256		1,744,256		4,610,701	664,697	1,675,470
Effects of the restatement on the Company’s statement of operations
Mark-to-market adjustment on warrant liability			(609,050)	2,014,575	2,038,000
Total Other Income (Expense)			(16,885)	3,909	3,909	12,892
Net loss before income tax	302,306	121,185	(3,727,553)	(50,328)	(1,593,173)	(1,154,474)
Net income (loss)	302,306	121,185	(3,727,553)	(50,328)	(1,593,173)	(1,167,070)
Basic net loss per share					$ (0.04)	$ (0.04)
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital	9,117,897		9,117,897		8,256,864	2,730,659
Accumulated deficit	(7,412,296)		(7,412,296)		(3,684,743)	(2,091,570)
Total Stockholders' Equity	1,744,256		1,744,256		4,610,701	664,697	1,675,470
Effect of restatement on company's statement of cash flows
Net income (loss)	302,306	121,185	(3,727,553)	(50,328)	(1,593,173)	(1,167,070)
Mark-to-market adjustment on warrant liability			609,050	(2,014,575)	(2,038,000)
As Originally Reported [Member]
Effect of restatement on the Company's balance sheet
Warrant liability
Total liabilities					5,154,442
Additional paid-in capital					11,231,864
Accumulated deficit					(5,722,743)
Total Stockholders' Equity					5,547,701
Effects of the restatement on the Company’s statement of operations
Mark-to-market adjustment on warrant liability
Total Other Income (Expense)					32,767
Net loss before income tax		(511,290)		(2,064,903)	(3,631,173)
Net income (loss)		(511,290)		(2,064,903)	(3,631,173)
Basic net loss per share		$ (0.01)		$ (0.06)	$ (0.1)
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital					11,231,864
Accumulated deficit					(5,722,743)
Total Stockholders' Equity					5,547,701
Effect of restatement on company's statement of cash flows
Net income (loss)		(511,290)		(2,064,903)	(3,631,173)
Mark-to-market adjustment on warrant liability
Effect of Restatement [Member]
Effect of restatement on the Company's balance sheet
Warrant liability					937,000
Total liabilities					937,000
Additional paid-in capital					(2,975,000)
Accumulated deficit					2,038,000
Total Stockholders' Equity					(937,000)
Effects of the restatement on the Company’s statement of operations
Mark-to-market adjustment on warrant liability		632,475		2,014,575	2,038,000
Total Other Income (Expense)					2,038,000
Net loss before income tax		632,475		2,014,575	2,038,000
Net income (loss)		632,475		2,014,575	2,038,000
Basic net loss per share		$ 0.01		$ 0.06	$ 0.06
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital					(2,975,000)
Accumulated deficit					2,038,000
Total Stockholders' Equity					(937,000)
Effect of restatement on company's statement of cash flows
Net income (loss)		632,475		2,014,575	2,038,000
Mark-to-market adjustment on warrant liability		(632,475)		(2,014,575)	(2,038,000)
As Restated [Member]
Effect of restatement on the Company's balance sheet
Warrant liability					937,000
Total liabilities					6,091,442
Additional paid-in capital					8,256,864
Accumulated deficit					(3,684,743)
Total Stockholders' Equity					4,610,701
Effects of the restatement on the Company’s statement of operations
Mark-to-market adjustment on warrant liability		632,475		2,014,575	2,038,000
Total Other Income (Expense)					2,070,767
Net loss before income tax		121,185		(50,328)	(1,593,173)
Net income (loss)		121,185		(50,328)	(1,593,173)
Basic net loss per share		$ 0		$ 0	$ (0.04)
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital					8,256,864
Accumulated deficit					(3,684,743)
Total Stockholders' Equity					4,610,701
Effect of restatement on company's statement of cash flows
Net income (loss)		121,185		(50,328)	(1,593,173)
Mark-to-market adjustment on warrant liability		$ (632,475)		$ (2,014,575)	$ (2,038,000)

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of computation of basic loss per share
Net income (loss)	$ 302,306	$ 121,185	$ (3,727,553)	$ (50,328)	$ (1,593,173)	$ (1,167,070)
Weighted average number of shares outstanding, Basic	38,593,304	37,718,256	38,584,641	37,484,089	37,619,208	33,053,030
Basic	$ 0.01	$ 0	$ (0.1)	$ 0	$ (0.04)	$ (0.04)

Summary of Significant Accounting Policies (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of computation of diluted loss per share
Net income (loss)	$ 302,306	$ 121,185	$ (3,727,553)	$ (50,328)	$ (1,593,173)	$ (1,167,070)
Weighted average number of shares outstanding, Diluted	39,685,134	42,323,970	38,584,641	37,484,089	37,619,208	33,053,030
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance
Warrants and options as of beginning of period
Weighted average number of common and common equivalent shares					37,619,208	33,053,030
Diluted net loss per share	$ 0.01	$ 0	$ (0.1)	$ 0	$ (0.04)	$ (0.04)

Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of revenues:
Advertising revenue	$ 26,938	$ 137,465	$ 288,082	$ 153,234	$ 374,175	$ 254,753
Subscription revenue	4,304,763	4,953,561	15,001,709	13,501,480	18,781,368	6,413,874
Revenue	$ 4,331,701	$ 5,091,026	$ 15,289,791	$ 13,654,714	$ 19,155,543	$ 6,668,627

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Segment	Dec. 31, 2010
Summary of Significant Accounting Policies (Textual)
Impairment loss	$ 0	$ 0
Number of operating segments	1
Software and website costs [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life	3 years
Computer equipment [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life	5 years
Furniture and fixtures [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life	7 years
Research and Development Expense [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life	5 years

Summary of Significant Accounting Policies (Details Textual 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Additional Textual)
Accounts receivable	$ 410,846		$ 410,846		$ 480,190	$ 185,585
Receivable from payment processors					477,432
Receivable from advertising network					64,330
Uninsured amount of cash and cash equivalents and credit card holdback receivables by FDIC	4,356,873		4,356,873		1,561,947	2,052,693
Credit card holdback receivable	415,571		415,571		441,840	239,452
Uninsured amount of credit card holdback receivables by FDIC	213,073		213,073		248,534
Description of period for payback of remaining funds					90 to 180 days
Potential future chargeback					61,572
Advertising and marketing	$ 1,509,760	$ 3,389,934	$ 9,053,658	$ 10,598,544	$ 14,626,963	$ 3,906,317
Mobile Payment Processor [Member]
Summary of Significant Accounting Policies (Additional Textual)
Percentage of account receivable					33.00%
Credit Card Payment Processor [Member]
Summary of Significant Accounting Policies (Additional Textual)
Percentage of account receivable					22.00%
Credit Card Payment Processor Two [Member]
Summary of Significant Accounting Policies (Additional Textual)
Percentage of account receivable					19.00%
Mobile Payment Processor Two [Member]
Summary of Significant Accounting Policies (Additional Textual)
Percentage of account receivable					13.00%
Stock Option and Warrants [Member]
Summary of Significant Accounting Policies (Textual)
Securities excluded from computation of earnings per share, amount					8,162,500	6,645,000
Convertible Debt [Member]
Summary of Significant Accounting Policies (Textual)
Securities excluded from computation of earnings per share, amount					525,555

Restricted Cash (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restricted Cash (Textual)
Monthly rate of cash collateral guarantee for credit line	105.00%
Credit line, Monthly borrwing capacity	$ 100,000
Description of certificate of deposit	Cash collateral guarantee of 105% of the monthly credit line of $100,000 in a certificate of deposit for twelve months with an assignment of deposit hold placed on the certificate of deposit as collateral
Restricted cash	$ 105,000

Accounts Receivable, Net (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, net
Accounts receivable	$ 453,138	$ 665,154	$ 185,585
Less: Allowance for doubtful accounts		(123,392)
Less: Reserve for future chargebacks	(42,292)	(61,572)
Total accounts receivable, net	$ 410,846	$ 480,190	$ 185,585

Accounts Receivable, Net (Details Textual) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net (Textual)
Unsettled transactions from credit card payment processors	$ 161,255	$ 220,272	$ 165,991
Accounts receivable due from Apple Inc.	$ 246,887	$ 176,118

Investments and Fair Value Measurements (Details) (Recurring [Member], USD $)	Sep. 30, 2012	Dec. 31, 2011
ASSETS:
Total cash equivalents	$ 1,000,071
Total short-term investments		6,481,205
LIABILITIES:
Common stock warrants	1,546,050	937,000
Total common stock warrants	1,546,050	937,000
Level 1 [Member]
ASSETS:
Total cash equivalents	1,000,071
Total short-term investments		6,481,205
LIABILITIES:
Common stock warrants
Total common stock warrants
Level 2 [Member]
ASSETS:
Total cash equivalents
Total short-term investments
LIABILITIES:
Common stock warrants
Total common stock warrants
Level 3 [Member]
ASSETS:
Total cash equivalents
Total short-term investments
LIABILITIES:
Common stock warrants	1,546,050	937,000
Total common stock warrants	1,546,050	937,000
U.S. government securities [Member]
ASSETS:
Total cash equivalents	500,071
Government securities		3,514,938
Less: amortization premium paid		(8,733)
Total short-term investments		3,506,205
U.S. government securities [Member] | Level 1 [Member]
ASSETS:
Total cash equivalents	500,071
Government securities		3,514,938
Less: amortization premium paid		(8,733)
Total short-term investments		3,506,205
U.S. government securities [Member] | Level 2 [Member]
ASSETS:
Total cash equivalents
Total short-term investments
U.S. government securities [Member] | Level 3 [Member]
ASSETS:
Total cash equivalents
Total short-term investments
Certificates of deposit [Member]
ASSETS:
Total cash equivalents	500,000
Total short-term investments		2,975,000
Certificates of deposit [Member] | Level 1 [Member]
ASSETS:
Total cash equivalents	500,000
Total short-term investments		2,975,000
Certificates of deposit [Member] | Level 2 [Member]
ASSETS:
Total cash equivalents
Total short-term investments
Certificates of deposit [Member] | Level 3 [Member]
ASSETS:
Total cash equivalents
Total short-term investments

Investments and Fair Value Measurements (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011 Government securities [Member]	Sep. 30, 2012 Government securities [Member] Cash and cash equivalents [Member]	Dec. 31, 2011 Government securities [Member] Investments (short-term) [Member]	Dec. 31, 2011 Government securities [Member] Due within one year [Member]	Dec. 31, 2011 Certificates of deposit [Member]	Sep. 30, 2012 Certificates of deposit [Member] Cash and cash equivalents [Member]	Dec. 31, 2011 Certificates of deposit [Member] Investments (short-term) [Member]	Dec. 31, 2011 Certificates of deposit [Member] Due within one year [Member]
Summary of amortized cost, fair value, and weighted average yield of marketable securities and certificates of deposit
Maturity			31 days				89 days
Amortized Cost	$ 1,000,071	$ 3,506,205	$ 500,071		$ 3,506,205	$ 2,975,000	$ 500,000		$ 2,975,000
Fair Value	$ 1,000,183	$ 3,507,640	$ 500,095		$ 3,507,640	$ 2,972,569	$ 500,088		$ 2,972,569
Yield			0.37%		0.60%		0.52%		0.33%

Investments and Fair Value Measurements (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of estimated fair value of the warrant liability
Stock price	$ 1.11	$ 0.65
Strike price	$ 2.5	$ 2.5
Remaining contractual term (years)	3 years 3 months 18 days	4 years 1 month 6 days
Volatility	192.20%	215.50%
Adjusted volatility	125.80%	125.50%
Risk-free rate	0.40%	0.60%
Dividend yield	0.00%	0.00%

Investments and Fair Value Measurements (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investments and Fair Value Measurements (Textual)
Cash and cash equivalents, amortization premium paid	$ 1,099
Short-term investments, amortization premium paid		$ 8,733
Incremental discount rate premium due to lack of marketability		10.00%

Fixed Assets and Intangible Assets, Net (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed assets and intangible assets, net
Total fixed assets	$ 792,464	$ 704,448
Less: Accumulated depreciation and amortization	(218,916)	(125,985)	(75,412)
Total fixed assets and intangible assets, net	573,548	578,463	89,506
Computer equipment [Member]
Fixed assets and intangible assets, net
Total fixed assets	196,538	143,461	64,437
Furniture and fixtures [Member]
Fixed assets and intangible assets, net
Total fixed assets	142,856	159,051	32,342
Leasehold improvements [Member]
Fixed assets and intangible assets, net
Total fixed assets	377,727	329,156
Software [Member]
Fixed assets and intangible assets, net
Total fixed assets	9,905	7,342	2,701
Website domain name [Member]
Fixed assets and intangible assets, net
Total fixed assets	24,938	24,938	24,938
Website costs [Member]
Fixed assets and intangible assets, net
Total fixed assets	$ 40,500	$ 40,500	$ 40,500

Fixed Assets and Intangible Assets, Net (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Estimated future amortization and depreciation of intangible and tangible assets
2012	$ 138,890
2013	135,911
2014	130,862
2015	96,743
2016 and thereafter	76,057
Estimated future amortization and depreciation of intangible and tangible assets, Total	$ 578,463

Fixed Assets and Intangible Assets, Net (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Fixed Assets and Intangible Assets, Net (Textual)
Depreciation and amortization expense	$ 112,509	$ 22,977	$ 51,180	$ 18,674

Notes Receivable (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes Receivable (Textual)
Notes receivable due from one current and two former employees	$ 130,463	$ 138,803
Maturity period of due note	During 2011	During 2011
Notes receivable, interest rate, minimum	2.80%	2.80%
Notes receivable, interest rate, maximum	3.57%	3.57%

Accrued Expenses and Other Current Liabilities (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued expenses and other current liabilities
Compensation and benefits	$ 375,000	$ 817,656
Deferred rent	40,475	40,475
Professional fees	120,000
Other accrued expenses	6,851	6,852
Total accrued expenses and other current liabilities	$ 542,326	$ 864,983	$ 456,348

Income Taxes (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liability:
Furniture, fixtures, equipment and intangibles	$ 37,072	$ 6,851
Deferred tax asset
Stock options for services	(562,163)	(420,505)
Net operating loss carryforward	(1,924,412)	(484,591)
Valuation allowance	2,449,503	905,096
Net deferred tax asset
Net deferred tax liability	$ 37,072	$ 6,851

Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Federal
Current
Deferred
Federal income tax expense (benefit), continuing operations, Total
State and Local
Current		12,596
Deferred
State and local income tax expense (benefit), continuing operations, Total		$ 12,596

Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statutory rate applied to loss before income taxes:
Statutory rate applied to loss before income taxes:	$ (1,234,599)	$ (395,571)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(366,436)	(104,812)
Change in deferred tax asset valuation allowance	1,544,407	484,591
Stock based compensation		21,734
Non-deductible expenses	44,032	16,896
Other	12,596	(10,242)
Income Tax Expense		$ 12,596

Income Taxes (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual)
Provision for income taxes						$ 12,596
Change in deferred tax asset valuation allowance					(1,544,407)	(484,591)
Statutory rate, Federal					34.00%
Statutory rate, State					10.90%
Federal net operating loss carryforward					$ 567
Operating Loss Carryforwards, Expiration Dates					Expire in 2030

Stock-Based Compensation (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 August 16, 2010 [Member]	Dec. 31, 2011 September 13, 2010 [Member]	Dec. 31, 2011 September 13, 2010 [Member] Minimum [Member]	Dec. 31, 2011 September 13, 2010 [Member] Maximum [Member]	Dec. 31, 2011 December 6, 2010 [Member]	Dec. 31, 2011 December 6, 2010 [Member] Minimum [Member]	Dec. 31, 2011 December 6, 2010 [Member] Maximum [Member]	Dec. 31, 2011 July 5, 2011 [Member]	Dec. 31, 2011 October 4, 2011, Company granted an option to purchase 600,000 shares [Member]	Dec. 31, 2011 October 4, 2011, Company granted an option to purchase 150,000 shares [Member]	Dec. 31, 2011 October 4, 2011, Company granted an option to purchase 50,000 shares [Member]	Dec. 31, 2011 October 21, 2011 [Member]	Dec. 31, 2011 October 27, 2011, Company granted an option to purchase 500,000 shares [Member]	Dec. 31, 2011 October 27, 2011, Company granted an option to purchase 100,000 shares [Member]	Dec. 31, 2011 November 7, 2011 [Member]	Dec. 31, 2011 December 9, 2011 [Member]
Weighted average assumptions used to estimate fair value of options granted
Expected life of option	6 years 18 days	5 years		1 year	2 years		1 year	2 years	5 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	6 years
Expected volatility:	301.48%	282.30%	284.86%			283.93%			230.40%	197.00%	197.00%	197.00%	197.00%	197.80%	197.80%	198.30%	187.50%
Risk free interest rate:	1.00%	0.11%	0.17%			1.53%			1.70%	1.80%	1.80%	1.80%	2.23%	2.42%	2.42%	2.04%	2.07%
Expected dividend yield	0.00%	0.00%	0.00%			0.00%			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Stock-Based Compensation (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Summary of stock options/warrants
Beginning Balance, Number of Options/Warrants	8,118,955	6,245,000	9,600,000
Granted, Number of Options/Warrants	1,237,500	2,048,955	95,000
Exercised, Number of Options/Warrants	(75,000)
Expired or canceled, during the period	(4,500,000)
Forfeited, Number of Options/Warrants	(110,750)		(3,450,000)
Ending Balance, Number of Options/Warrants	4,670,705	8,118,955	6,245,000
Options/Warrants exercisable	2,054,114	6,110,000
Beginning Balance, Weighted Average Exercise Price	$ 0.41		$ 0.27
Granted, Weighted Average Exercise Price	$ 1.48	$ 0.8
Exercised, Weighted Average Exercise Price	$ 0.33
Expired or canceled, during the period, Weighted Average Exercise Price	$ 0.13
Forfeited, Weighted Average Exercise Price	$ 0.97
Ending Balance, Weighted Average Exercise Price	$ 0.94	$ 0.41
Exercisable, Weighted Average Exercise Price	$ 0.73	$ 0.41
Weighted Average Fair Value of Options Granted		$ 0.8
Non-employee Stock Option [Member]
Summary of stock options/warrants
Beginning Balance, Number of Options/Warrants	530,000
Granted, Number of Options/Warrants	400,000
Exercised, Number of Options/Warrants
Expired or canceled, during the period
Forfeited, Number of Options/Warrants
Ending Balance, Number of Options/Warrants	930,000
Options/Warrants exercisable	542,500
Beginning Balance, Weighted Average Exercise Price	$ 0.94
Granted, Weighted Average Exercise Price	$ 1.21
Exercised, Weighted Average Exercise Price
Expired or canceled, during the period, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Ending Balance, Weighted Average Exercise Price	$ 1.06
Exercisable, Weighted Average Exercise Price	$ 0.95
Warrant [Member]
Summary of stock options/warrants
Beginning Balance, Number of Options/Warrants	2,342,500		750,000
Granted, Number of Options/Warrants		2,380,000
Exercised, Number of Options/Warrants		(37,500)
Expired or canceled, during the period			(750,000)
Forfeited, Number of Options/Warrants
Ending Balance, Number of Options/Warrants	2,342,500	2,342,500
Options/Warrants exercisable	2,342,500	2,342,500
Beginning Balance, Weighted Average Exercise Price	$ 2.5
Granted, Weighted Average Exercise Price		$ 2.5
Exercised, Weighted Average Exercise Price
Expired or canceled, during the period, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Ending Balance, Weighted Average Exercise Price	$ 2.5	$ 2.5
Exercisable, Weighted Average Exercise Price	$ 2.5	$ 2.5
Weighted Average Fair Value of Options Granted		$ 2.5

Stock-Based Compensation (Details 2) (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Sep. 30, 2012
Summary of unvested stock options / restricted stock award
Granted	5,150,000	4,850,000
Stock Options [Member]
Summary of unvested stock options / restricted stock award
Beginning balance	1,885,955	1,885,955
Granted		1,237,500
Vested		(396,114)
Forfeited, during the period		(110,750)
Ending balance		2,616,591
Weighted average grant date fair value, Beginning balance	0.54	0.54
Weighted average grant date fair value, Granted		1.29
Weighted average grant date fair value, Vested		0.39
Weighted average grant date fair value, Forfeited		0.68
Weighted average grant date fair value, Ending balance		0.91
Restricted Stock [Member]
Summary of unvested stock options / restricted stock award
Beginning balance	300,000	300,000
Granted		4,850,000
Vested
Forfeited, during the period
Ending balance		5,150,000
Weighted average grant date fair value, Beginning balance	0.45	0.45
Weighted average grant date fair value, Granted		0.65
Weighted average grant date fair value, Vested
Weighted average grant date fair value, Forfeited
Weighted average grant date fair value, Ending balance		0.55

Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
$0.00 - 0.13 [Member] | Stock Options [Member]
Summary of stock options and warrants
Range of Exercise Price, Minimum	$ 0	$ 0
Range of Exercise Price, Maximum	$ 0.13	$ 0.13
Number of Outstanding Options/Warrants	4,650,000	4,650,000
Weighted Average Remaining Contractual Life, Options/Warrants	11 months 19 days	1 year 11 months 19 days
Weighted Average Exercise Price	$ 0.13	$ 0.13
Number of Options/Warrants Exercisable	4,575,000	4,500,000
Options/Warrants Weighted Average Exercise Price	$ 0.13	$ 0.13
$0.17 - 4.00 [Member] | Stock Options [Member]
Summary of stock options and warrants
Range of Exercise Price, Minimum	$ 0.17
Range of Exercise Price, Maximum	$ 4
Number of Outstanding Options/Warrants	3,643,955
Weighted Average Remaining Contractual Life, Options/Warrants	5 years 7 months 28 days
Weighted Average Exercise Price	$ 0.78
Number of Options/Warrants Exercisable	1,535,000
Options/Warrants Weighted Average Exercise Price	$ 0.77
$0.17 - 1.00 [Member] | Stock Options [Member]
Summary of stock options and warrants
Range of Exercise Price, Minimum		$ 0.17
Range of Exercise Price, Maximum		$ 1
Number of Outstanding Options/Warrants		1,950,000
Weighted Average Remaining Contractual Life, Options/Warrants		1 year 9 months 11 days
Weighted Average Exercise Price		$ 0.75
Number of Options/Warrants Exercisable		1,080,000
Options/Warrants Weighted Average Exercise Price		$ 0.81
$2.50 [Member] | Warrant [Member]
Summary of stock options and warrants
Range of Exercise Price, Maximum	$ 2.5
Number of Outstanding Options/Warrants	2,342,500
Weighted Average Remaining Contractual Life, Options/Warrants	4 years 18 days
Weighted Average Exercise Price	$ 2.5
Number of Options/Warrants Exercisable	2,342,500
Options/Warrants Weighted Average Exercise Price	$ 2.5

Stock-Based Compensation (Details Textual) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Nov. 26, 2012	Nov. 06, 2012	Nov. 01, 2012	Jan. 30, 2012	Jan. 17, 2012	Jan. 13, 2012
Stock-Based Compensation (Textual)
Total unrecognized compensation cost related to non-vested stock options	$ 1,782,664	$ 107,202	$ 1,782,664	$ 107,202
Stock-based compensation expense	212,803	10,324	600,613	20,207
Weighted average expected recognition period of compensation cost not yet recognized			2 years 5 months 23 days	2 years
Stock options outstanding, intrinsic value	1,487,773	2,735,360	1,487,773	2,735,360
Stock options exercisable, intrinsic value	823,785	2,662,635	823,785	2,662,635
Option authorized	7,500,000		7,500,000		11,500	13,000	15,000	150,000	35,000	170,000
Percentage of common stock delivered pursuant to incentive stock options			100.00%
Non Employee Stock Option [Member]
Stock-Based Compensation (Textual)
Total unrecognized compensation cost related to non-vested stock options	451,480		451,480
Stock-based compensation expense	48,968		67,568
Weighted average expected recognition period of compensation cost not yet recognized			1 year 9 months 11 days
Stock options outstanding, intrinsic value	89,810		89,810
Stock options exercisable, intrinsic value	89,810		89,810
Restricted Stock [Member]
Stock-Based Compensation (Textual)
Total unrecognized compensation cost related to non-vested stock options	2,884,673		2,884,673
Stock-based compensation expense	$ 79,071		$ 235,495
Weighted average expected recognition period of compensation cost not yet recognized			9 years 2 months 84 days

Stock-Based Compensation (Details Textual 1) (USD $)	1 Months Ended						9 Months Ended		12 Months Ended
	Oct. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Feb. 28, 2010	Jan. 31, 2010	Oct. 31, 2008	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Apr. 28, 2011	Jan. 28, 2011
Stock-Based Compensation (Textual)
Share issued, shares during period for providing legal services			10,000	300,000
Share issued during period for providing legal services			$ 20,800	$ 75,000
Legal Fees									75,000
Deferred compensation										7,603
Deferred compensation realized									7,603	1,311
Common stock were fully vested and issued										281,787
Expense recognized for the value of services provided									69,216	13,053
Shares awarded to employee for future services									2,048,955
Fair value of option									1,210,696
Expense recognized related grants					300,000				321,282	25,243
Number of options granted fully vested exercisable and non-forfeitable									6,110,000
Description of vesting of shares on date of grant					Earlier of three years or upon a change in control of the Company
Forward stock split delcared by Board of Directors									Three-for-one
Common stock shares issued	600,000	37,500				750,000
Warrants exercise price		$ 2.5	$ 2.5
Offering expenses									20,800		5,625	584,300
Net proceeds from issuance of warrants		93,750	7,915,700
Stock issued for cash			8,500,000
Stock Issued During Period, Shares, Issued for Cash			4,250,000
Component of each unit issued by company			One share of common stock and a warrant to purchase 0.5 shares of common stock (2,125,000 warrants)
Proceed from exercise of warrant		71,959						88,125	88,125
Number of shares issued to settle debt		823,157
August 16, 2010 [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									25,000
Granted, Weighted Average Exercise Price									$ 0.35
September 13, 2010 [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									20,000
Granted, Weighted Average Exercise Price									$ 0.22
Number of shares vested after one year									10,000
Number of shares vested after two years of employment									10,000
December 6, 2010 [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									50,000
Granted, Weighted Average Exercise Price									$ 0.24
Number of shares vested after one year									25,000
Number of shares vested after two years of employment									25,000
July 5, 2011 [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									50,000
Granted, Weighted Average Exercise Price									$ 1.06
Option to purchase common shares									50,000
Exercise price of options									$ 4
Number of shares vested after one year									12,500
Number of shares vested after two years of employment									12,500
October 4, 2011, Company granted an option to purchase 600,000 shares [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									600,000
Granted, Weighted Average Exercise Price									$ 0.6
Description of vesting of shares on date of grant									Option vested one-third on the date of grant and will vest one-third on the first and second anniversaries of the date of the grant
October 4, 2011, Company granted an option to purchase 150,000 shares [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									150,000
Granted, Weighted Average Exercise Price									$ 0.6
Description of vesting of shares on date of grant									Option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant
October 4, 2011, Company granted an option to purchase 50,000 shares [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									50,000
Granted, Weighted Average Exercise Price									$ 3
Description of vesting of shares on date of grant									Option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant.
October 21, 2011 [Member]
Stock-Based Compensation (Textual)
Description of Each unvested share or unit that was forfeited and terminated									Purchase 1.4 shares of common stock at $0.63 per share
Shares issued over fair value of exchanged shares for incremental compensation cost									349,726
Additional compensation to be realized as result of this modification									47,472
Amortization period for additional compensation to be realized									Over a ten year period
October 27, 2011, Company granted an option to purchase 500,000 shares [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									500,000
Granted, Weighted Average Exercise Price									$ 0.65
Description of vesting of shares on date of grant									Option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant
October 27, 2011, Company granted an option to purchase 100,000 shares [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									100,000
Granted, Weighted Average Exercise Price									$ 0.65
Description of vesting of shares on date of grant									Option vested 50% on the date of grant and will vest 50% on the six month anniversary of the date of grant
November 7, 2011 [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									150,000
Granted, Weighted Average Exercise Price									$ 0.71
Description of vesting of shares on date of grant									Option will vest in 50% annual installments beginning on the first anniversary of the date of grant
December 9, 2011 [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									50,000
Granted, Weighted Average Exercise Price									$ 0.77
Description of vesting of shares on date of grant									Option vests equally over a one-year period
October 28, 2011 [Member]
Stock-Based Compensation (Textual)
Number of shares issued to Founder and Chief Executive Officer									600,000
Fair value of option									378,000
Expense recognized related grants									6,628
Description of vesting of shares on date of grant									Shares will vest upon the earlier of the ten year anniversary of the date of grant or a change in control
December 14, 2011 [Member]
Stock-Based Compensation (Textual)
Number of shares issued to Founder and Chief Executive Officer									4,250,000
Fair value of option									2,762,500
Expense recognized related grants									$ 12,866
Description of vesting of shares on date of grant									Shares will vest upon the earlier of the ten year anniversary of the date of grant or a change in control

Common Stock Purchase Warrants (Details) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2009
Warrant [Member]
Summary of stock options/warrants
Beginning Balance, Number of Options/Warrants	2,342,500		750,000
Granted, Number of Options/Warrants		2,380,000
Exercised, Number of Options/Warrants		(37,500)
Forfeited, Number of Options/Warrants
Ending Balance, Number of Options/Warrants	2,342,500	2,342,500	750,000
Options/Warrants exercisable	2,342,500	2,342,500
Beginning Balance, Weighted Average Exercise Price	$ 2.5
Granted, Weighted Average Exercise Price		$ 2.5
Exercised, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Ending Balance, Weighted Average Exercise Price	$ 2.5	$ 2.5
Exercisable, Weighted Average Exercise Price	$ 2.5	$ 2.5

Common Stock Purchase Warrants (Details Textual) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2011	Jan. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 01, 2007
Common Stock Purchase Warrants [Abstract]
Gross proceeds from equity financing	$ 88,125	$ 8,500,000
Common stock price per share		$ 2
Number of common stock to be issued for each warrant exercised		0.5
Number of investment warrant issued	37,500	2,125,000
Warrants expiration date		Jan 19, 2016
Warrants exercise price	$ 2.5	$ 2.5
Net proceeds from issuance of warrants	93,750	7,915,700
Offering cost of warrants		584,300
Fair value of warrants			1,546,050		1,546,050		937,000
Mark-to-market adjustment on warrant liability			$ 562,200	$ 632,475	$ (609,050)	$ 2,014,575	$ 2,038,000
Common Stock Purchase Warrants (Textual)
Number of stock reserved for issuance								3,000,000
Investor [Member]
Common Stock Purchase Warrants (Textual)
Number of stock reserved for issuance							4,250,000
Warrants expiration period		5 years
Placement Agent [Member]
Common Stock Purchase Warrants (Textual)
Number of stock reserved for issuance							255,000
Warrants expiration period		5 years

Net Income (Loss) Per Common Share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the numerator and denominator used in computing basic and diluted net loss per common share
Net income (loss) attributable to Snap Interactive Inc. shareholders	$ 302,306	$ 121,185	$ (3,727,553)	$ (50,328)	$ (1,593,173)	$ (1,167,070)
Net income (loss) allocated to participating securities	35,591	1,739
Net income (loss) attributable to Snap Interactive Inc. common shareholders – basic	$ 266,715	$ 119,446	$ (3,727,553)	$ (50,328)
Average number of common shares outstanding – basic	38,593,304	37,718,256	38,584,641	37,484,089	37,619,208	33,053,030
Dilutive effect of equity awards	1,091,830	4,605,714
Average number of common shares outstanding – diluted	39,685,134	42,323,970	38,584,641	37,484,089	37,619,208	33,053,030
Net income (loss) per common share attributable to Snap Interactive, Inc. common shareholders:
Basic	$ 0.01	$ 0	$ (0.1)	$ 0	$ (0.04)	$ (0.04)
Diluted	$ 0.01	$ 0	$ (0.1)	$ 0	$ (0.04)	$ (0.04)

Net Income (Loss) Per Common Share (Details 1)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Options to purchase common stock [Member]
Securities excluded from the computation of diluted net income (loss) per share
Securities excluded from computation of earnings per share, amount	1,889,839	229,565
Unvested shares of restricted stock awards [Member]
Securities excluded from the computation of diluted net income (loss) per share
Securities excluded from computation of earnings per share, amount	2,545,773	410,604
Common stock warrants [Member]
Securities excluded from the computation of diluted net income (loss) per share
Securities excluded from computation of earnings per share, amount	2,342,500	2,342,500

Related Party Transactions (Details) (USD $)	1 Months Ended										3 Months Ended			9 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended	9 Months Ended
	Feb. 29, 2012	Oct. 31, 2011	Apr. 30, 2011	Feb. 28, 2011	Jun. 30, 2010	Jan. 31, 2010	Feb. 28, 2009	Oct. 31, 2008	Dec. 31, 2007	Mar. 31, 2007	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Jan. 30, 2012	Dec. 31, 2008	Dec. 01, 2007	Mar. 27, 2007	Dec. 29, 2005	Dec. 31, 2005 First Stockholder [Member]	Dec. 31, 2011 First Stockholder [Member]	Mar. 27, 2007 First Stockholder [Member]	Dec. 29, 2005 First Stockholder [Member]	Mar. 31, 2007 Second Stockholder [Member]	Dec. 31, 2011 Second Stockholder [Member]	Mar. 27, 2007 Second Stockholder [Member]	Dec. 31, 2011 First and Second Stockholder [Member]	Sep. 30, 2012 Restricted Stock [Member]
Related Party Transactions (Textual)
Granted												5,150,000		4,850,000																		4,850,000
Convertible notes payable - related party																$ 35,348	$ 45,486								$ 35,348				$ 10,138
Conversion of notes and accrued interest to common stock																71,959								92,648	35,348			10,138	10,138
Debt convertible, terms of conversion																								The rate of $0.08 per share for each $1.00 of debt				The rate of $0.10 per share for each $1 of debt
Debt, conversion price																											$ 0.08			$ 0.1
Conversion of notes and accrued interest to common stock, shares																															823,157
Stock price											$ 1.11			$ 1.11		$ 0.65										$ 0.08	$ 0.08
Interest payable converted into shares, amount																															26,473
Employment agreement term									1 year
Employment agreement term expiring									Dec 1, 2008
Shares issued by company under employment agreement									300,000
Common stock shares, option to purchase																					3,000,000
Number of shares to be issued under agreement upon cancellation which previously issued and expensed on December 1, 2007						300,000
Annual compensation	225,000			190,000					160,000		593,153		568,816	2,033,312	988,843	1,633,670	1,108,137
Term of base compensation									Minimum of two years base compensation, plus any prorated share of incentive compensation and stock options associated with any signing bonus, plus health benefits up to two years and up to $50,000 in job search costs.
Maximum amount of signing bonus and health benefits									50,000
Stock issued in exchange for warrants ($2.50/sh, less stock offering costs)		378,000						50,000								88,125
Stock issued in exchange for warrants ($2.50/sh, less stock offering costs), (Shares)		600,000	37,500					750,000
Transportation allowance fee					600		750
Authorized amount of cash bonus to Co-Founder																150,000			604,000
Stockholder advances from the Company’s Co-Founder										10,138													92,648
Bearing interest at a rate, per annum										6.00%										6.00%
Subscription receivable by Co-Founder																		7,300
Converted total additional debt in common stock by Co-Founder																						50,000
Stock issued in exchange for convertible note payable, (Shares)										600,000
Consulting agreement term					2 years
Payment of consulting fee, per month					$ 8,000

Convertible Notes Payable Related Party (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2005 First Stockholder [Member]	Dec. 31, 2011 First Stockholder [Member]	Mar. 27, 2007 First Stockholder [Member]	Dec. 29, 2005 First Stockholder [Member]	Mar. 31, 2007 Second Stockholder [Member]	Dec. 31, 2011 Second Stockholder [Member]	Mar. 27, 2007 Second Stockholder [Member]	Mar. 31, 2007 Co-Founder [Member]	Dec. 31, 2006 Co-Founder [Member]	Mar. 27, 2007 Co-Founder [Member]	Dec. 31, 2011 First and Second Stockholder [Member]
Convertible Notes Payable - Related Party (Textual)
Advances from stockholder converted into an unsecured convertible note payable	$ 71,959		$ 92,648	$ 35,348			$ 10,138	$ 10,138		$ 50,000
Debt conversion, converted instrument, expiration or due date			Dec 31, 2008				Mar 1, 2010
Debt instrument extended maturity date			Dec 17, 2011				Mar 1, 2012
Debt conversion, converted instrument, rate			6.00%				6.00%
Debt, conversion price						$ 0.08			$ 0.1
Debt convertible, terms of conversion			The rate of $0.08 per share for each $1.00 of debt				The rate of $0.10 per share for each $1 of debt
Stock price	$ 0.65	$ 1.11			$ 0.08	$ 0.08						$ 0.08
Amount of notes payable exchanged with full payment of subscription receivable											7,300
Conversion of notes and accrued interest to common stock, shares										600,000			823,157
Interest payable converted into shares, amount													$ 26,473

Commitments (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 March 1, 2010 [Member]
Fair value of options estimated using the Black-Scholes option pricing model
Expected life of option	6 years 18 days	1 year
Expected volatility:	301.48%	141.34%
Risk free interest rate:	1.00%	3.31%
Expected dividend yield	0.00%	0.00%

Commitments (Details 1) (USD $)	Dec. 31, 2011
Schedule of future minimum payments under non-cancelable operating leases
2012	$ 305,062
2013	284,336
2014	291,444
2015	74,373
2016
Thereafter
Total	$ 955,215

Commitments (Details Textual) (USD $)	1 Months Ended					12 Months Ended									2 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended					12 Months Ended		1 Months Ended		12 Months Ended
	Oct. 31, 2011	Apr. 30, 2011	Jan. 31, 2010	Oct. 31, 2008	Dec. 31, 2007	Dec. 31, 2011	Nov. 26, 2012	Nov. 06, 2012	Nov. 01, 2012	Sep. 30, 2012	Jan. 30, 2012	Jan. 17, 2012	Jan. 13, 2012	Mar. 27, 2007 Co-Founder [Member]	Feb. 28, 2009 Employment Agreement [Member]	Oct. 12, 2009 Employment Agreement [Member]	Dec. 31, 2011 Employment Agreement [Member] Employees [Member]	Oct. 31, 2011 Employment Agreement [Member] Chief Financial Officer [Member]	Oct. 27, 2011 Employment Agreement [Member] Chief Financial Officer [Member]	Oct. 31, 2011 Employment Agreement [Member] Co-Founder [Member]	Jan. 31, 2010 Employment Agreement [Member] Co-Founder [Member]	Feb. 28, 2009 Employment Agreement [Member] Co-Founder [Member]	Oct. 31, 2008 Employment Agreement [Member] Co-Founder [Member]	Dec. 31, 2007 Employment Agreement [Member] Co-Founder [Member]	Dec. 31, 2011 Employment Agreement [Member] Co-Founder [Member]	Dec. 01, 2007 Employment Agreement [Member] Co-Founder [Member]	Oct. 31, 2011 Employment Agreement [Member] President and Chief Executive Officer [Member]	Dec. 31, 2006 Employment Agreement [Member] President and Chief Executive Officer [Member]	Dec. 31, 2011 Employment Agreement [Member] President and Chief Executive Officer [Member]	Dec. 31, 2010 Employment Agreement [Member] President and Chief Executive Officer [Member]	Dec. 31, 2011 Employment Agreement [Member] Effective February 1, 2011 [Member] Co-Founder [Member]	Dec. 31, 2011 Employment Agreement [Member] Effective February 1, 2011 [Member] President and Chief Executive Officer [Member]	Dec. 31, 2011 Employment Agreement [Member] Effective February 1, 2012 [Member] Co-Founder [Member]	Dec. 31, 2011 Employment Agreement [Member] Effective February 1, 2012 [Member] President and Chief Executive Officer [Member]
Commitments (Textual)
Employment agreements expiration date																	Jun 30, 2013							Dec 1, 2008				Dec 1, 2007
Commitment of salaries and bonuses under agreement																	$ 720,417				$ 160,000
Agreement Period																		2 years						1 year
Employment agreement renewed period																		1 year										1 year
Common stock purchase due to issuance of stock option																			600,000							3,000,000
Exercise price of shares						$ 0.65				$ 1.11				$ 0.08					$ 0.65
Annual base salary of officer under agreement																		250,000												210,000
Annual bonus of officer under agreement																		100,000							150,000				200,000	200,000
Description if the officer terminated by the Company prior to a change in control or within one year																		If the CFO is terminated by the Company prior to a change in control or within one year following a change in control, the CFO shall receive the following: 1) If the termination occurs after the first 30 days of employment but before six months of employment, an amount equal to one month of base salary. 2) If the termination occurs on or after six months of employment but before 12 months of employment, an amount equal to three months of base salary. 3) If the termination occurs on or after 12 months of employment, an amount equal to six months of base salary.
Transportation allowance per month																		300				750
Cellular telephone allowance per month																		150
Number of shares authorized as compensation							11,500	13,000	15,000	7,500,000	150,000	35,000	170,000			30,000
Fair value of shares authorized as compensation																3,500
Maximum shares of common stock issued by company in various increments over the two years															300,000
Shares issued by company under employment agreement					300,000																			300,000
Number of shares to be issued under agreement upon cancellation which previously issued and expensed on December 1, 2007			300,000																		300,000
Term of base compensation					Minimum of two years base compensation, plus any prorated share of incentive compensation and stock options associated with any signing bonus, plus health benefits up to two years and up to $50,000 in job search costs.																			Minimum of two years base compensation, plus any prorated share of incentive compensation and stock options associated with any signing bonus, plus health benefits up to two years and up to $50,000 in job search costs.
Maximum amount of signing bonus and health benefits					50,000																			50,000
Common stock shares issued	600,000	37,500		750,000																600,000			750,000				4,250,000
Fair value of issued common stock	378,000			50,000		88,125														378,000			50,000				2,762,500
Increased annual salary under agreement																															$ 190,000	$ 250,000	$ 225,000	$ 285,000

Commitments (Details Textual 1) (USD $)	1 Months Ended					9 Months Ended		12 Months Ended		1 Months Ended
	May 31, 2011	Jan. 31, 2011	Feb. 28, 2010	Dec. 31, 2009	Feb. 28, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Lease	Dec. 31, 2010	Oct. 31, 2011 Consulting Agreements [Member] Public relation service [Member]	Apr. 30, 2011 Consulting Agreements [Member] Transaction service [Member]	Jun. 30, 2010 Consulting Agreements [Member] Payment related service [Member]	Jun. 30, 2010 Consulting Agreements [Member] Consulting service [Member]	Mar. 31, 2010 Consulting Agreements [Member] Online monitoring and transaction service	Feb. 28, 2010 Consulting Agreements [Member] Legal service [Member]	Dec. 31, 2011 Consulting Agreements [Member] Legal service [Member]
Commitments (Textual)
Agreement Period										3 years	2 years	2 years	2 years	15 months
Fees paid for service renderd										$ 29,000	$ 96,000		$ 8,000	$ 2,500
Fees paid for service renderd year two										28,000
Fees paid for service renderd year three										28,000
Description if unrelated party terminated by the Company prior to agreement termination												In the event of early termination by the Company, the Company will pay a termination fee to the vendor based upon a formula determined by the fees generated during the term of the agreement based on the nine months prior to termination of the agreement.
Transportation allowance per month													600
Share issued, shares during period for providing legal services		10,000	300,000												300,000
Share issued during period for providing legal services		20,800	75,000												75,000
Legal Fees								75,000							75,000
Deferred compensation									7,603							0
Term of non-cancelable operating lease	46 months				3 years
Start date of lease	Jun 1, 2011				Apr 1, 2009
Expiration date of lease	Mar 30, 2015				Mar 31, 2012
Operating lease, base rent	973,595				313,680
Lease termination, portion of Lease	Final five months
Minimum notice period to terminate lease	8 months
Rent expense						$ 219,584	$ 148,556	$ 262,177	$ 125,881
Number of operating lease								2
Period of financial consulting agreement				1 year
Financial consulting agreement termination date				Dec 28, 2010

Subsequent Events (Details) (USD $)	Nov. 26, 2012	Nov. 06, 2012	Nov. 01, 2012	Sep. 30, 2012	Jan. 30, 2012	Jan. 17, 2012	Jan. 13, 2012	Dec. 31, 2011
Subsequent Events (Textual)
Option authorized	11,500	13,000	15,000	7,500,000	150,000	35,000	170,000
Option authorized one					150,000
Options exercise price	$ 0.7	$ 0.88	$ 1		$ 1.47	$ 1.01	$ 1
Options exercise price one					$ 3
Option authorized, vesting period	4 years	4 years	4 years		4 years	4 years	4 years
Option authorized, vesting period one					4 years
Authorized amount of cash bonus to employees, President and Chief Executive Officer and Co-Founder					$ 604,000			$ 150,000